             -------------------------------------------------------------------
             SEMIANNUAL REPORT - AUGUST 31, 1999

                                                                   [ANCHOR LOGO]

                                      ------------------------------------------
                                                         ANCHOR
                                                       PATHWAY
                                                         FUND
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              DEAR ANCHOR PATHWAY INVESTOR:

                We are pleased to offer the following report on the Anchor
              Pathway Fund, which serves as the underlying investment vehicle for the American Pathway II Variable Annuity. This report covering the six-month period ending August 31, 1999 represents the first semiannual report since the change in the fiscal year of the fund. As we noted in our last report to you, the fund's year-end has been changed to February 28 (February 29 in leap year) to reduce fund costs and to facilitate timely reporting to our shareholders. The following commentary on the economy in general and the investment activities of each of the series has been provided by Capital Research and Management Company (CRMC), the investment adviser to the Anchor Pathway Fund.

              ECONOMIC OVERVIEW

                For most of the period between February 28, 1999 and August 31,
              1999, global equity markets seemed to be marching to the beat of the same drummer. As investors gained confidence in the health of global economies, stock prices rapidly appreciated. The lone exception early in the period was the European region, as economic difficulties in two of its largest countries cast doubt on the successful blending of the 11 European Union participants. By mid-period, Europe's economies were back on track and its equity markets joined the rest of the world on their climb to higher ground. Bond markets, on the other hand, declined steadily throughout the period as the Federal Reserve confirmed investors' suspicions on inflation by raising the federal funds rate twice -- 0.25% each time -- during the period. As the period came to a close, though, these inflation fears had begun to take their toll on the U.S. equity market.

                Longer term, CRMC notes that the U.S. economy continues to grow at a healthy, although potentially troublesome, pace. Unemployment remains at historically low levels, consumer spending and income growth are robust, and inflation remains subdued. While the U.S. economy is in its ninth year of expansion, other economies throughout the world are just beginning to enjoy the fruits of growth. With virtually all economies in the world in a growth mode it can be easy to be lulled into a euphoric state; however, as market volatility over the past few years has shown, investors' enthusiasm for stocks can change quite rapidly. By maintaining its traditional long-term perspective, CRMC assesses the opportunities that exist and ultimately acts on its convictions about what is most appropriate for shareholders.

                Here are brief comments on the investment activities of each series:

                THE GROWTH SERIES posted a 14.11% increase for the six-month period ending August 31, 1999, significantly outpacing the 7.29% figure posted by the benchmark S&P 500 Composite Index for the same period. Although the series' primary objective is growth of capital, CRMC has generally avoided the narrow list of so-called "mega-capitalization growth" stocks that have infatuated many other investors in recent months. Instead, the manager has sought out a wider range of solid, well-managed companies it believed would reward shareholders over the long term. That position stood investors in good stead during the period, when the majority of the series' holdings appreciated in price. Many of the series' largest media and technology-related issues -- Time Warner, Texas Instruments and Applied Materials, to name a few -- made particularly strong contributions to results.


                                                           ---------------------
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                THE INTERNATIONAL SERIES returned 12.19% for the same six-month period ending August 31, 1999, compared to the benchmark MSCI EAFE Index return of 10.55%. The series is designed to add a measure of diversification to a U.S. stock portfolio, as well as expose long-term investors to the most rewarding international opportunities CRMC's research can uncover. During the period, the series benefited from its large position -- nearly 13% of assets -- in Japanese companies, as well as those based in Latin America and Southeast Asia, regions that have taken the first arduous steps toward economic recovery. Some of the biggest gainers for the six months were Cemex of Mexico, Sony Music, South Korea's SK Telecom and Rohm, the Japanese electronics concern. In Europe, by contrast, returns were less dramatic, although several large European holdings -- such as Dixons, a British retailer of consumer electronics, and Deutsche Telekom -- advanced strongly in price.

                THE GROWTH-INCOME SERIES returned 8.46% for the six-month period ending August 31, 1999, compared to the S&P 500 return of 7.29%. The series, which generally invests in stocks of established, dividend-paying companies, is the fund's largest, with net assets of $914 million. The series comprises investments in stocks of 155 companies and cuts a broad swath across industries. Technology holdings were among those showing the strongest gains, but the series was also well-positioned to benefit from the surge in cyclical and commodities-related issues toward the end of the period. CRMC notes that, amid signs of a global recovery, investors bid up stock prices of companies that supply the building blocks for growth, ranging from basic materials producers such as International Paper and Alcoa, to industrial and capital equipment concerns, including Ingersoll-Rand and Schlumberger.

                THE ASSET ALLOCATION SERIES returned 7.07% for the six-month period ending August 31, 1999, compared to the S&P 500 return of 7.29%, the Salomon Smith Barney Investment Grade Bond Index of -0.83% for the same period. The series is managed as though it constitutes the complete portfolio of a prudent investor, with a balance of stocks, bonds and short-term instruments. The equity position accounts for nearly two-thirds of assets, with investments in 50 companies. The emphasis is on large, solid businesses; holdings include some of the world's best-known corporations -- household names such as Citigroup, Corning, and General Mills -- many of which did quite well during the period. However, overall results were dampened by the bonds in the series, which fell due to rising interest rates. Roughly 28% of assets are invested in bonds; the remaining 8% is held in cash and equivalents.

                THE HIGH-YIELD BOND SERIES declined -3.38% in a very challenging fixed income and high-yield market environment for the six-month period ending August 31, 1999, compared to the Salomon Smith Barney Long-Term High-Yield Index return of -1.87%, and the Salomon Smith Barney Investment Grade Bond Index return of -0.83% for the same period. The series invests primarily in lower quality bonds, which typically pay higher yields to compensate for a higher risk of default. Fundamental research helps CRMC minimize that risk: it also helps the manager uncover hidden gems in the marketplace. That marketplace has been weak due to rising interest rates, poor secondary market liquidity, and an increasing default rate. Such market conditions can create price volatility. In particular, the Fund's performance has been hurt by its exposure to the healthcare industry, which is currently out of favor with investors. Over the long-term, CRMC believes this sector will deliver an attractive return. The manager notes that a silver lining to these market difficulties has been that bond prices in many cases have dropped to an
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              acceptable range, and CRMC has found a number of promising investments in the media, forest products, and telecommunications sectors.

                THE U.S. GOVERNMENT/AAA RATED SECURITIES SERIES declined -0.62%
              for the six-month period ending August 31, 1999, almost matching the Salomon Smith Barney Treasury/Gov't-Sponsored/Mortgage Index return of -0.63% for the same period. Although the series carries virtually no risk of default, it is nonetheless vulnerable to changes in interest rates, a fact that was amply demonstrated during the period. U.S. Treasury bond prices peaked in October, shortly before the beginning of the reporting period. CRMC notes that the "flight to quality" that had boosted government bonds through late summer and early fall sharply reversed itself as investors returned to stocks and other financial assets. Matters worsened in the new year, when stronger than expected economic data rekindled inflation fears. The series' declines were tempered by its investments in mortgage-backed securities, which generally held up better than U.S. Treasury bonds.

                THE CASH MANAGEMENT SERIES provided investors with a return of
              2.19% for the six-month period ending August 31, 1999. In a preemptive strike against a potentially overheating U.S. economy, the Federal Reserve Board increased short-term interest rates in June and August to 5.25%. Managed for relatively stable value and a reasonable rate of return, the series can be an important diversification tool. Roughly 30% of the series' assets is invested in federal agency discount notes (short-term loans to federal government agencies). The balance is concentrated in high-quality commercial paper (short-term loans to major, well-known corporations), all of which carry the highest credit ratings from Moody's Investors Service or Standard & Poor's.

                The seven series in the Anchor Pathway Fund offer you a wide range of investment options to help you reach your long-term financial goals. CRMC remains committed to helping you achieve these goals by striving to find the best values that financial markets have to offer. We thank you for your continued support, and we look forward to reporting to you again at the end of the fiscal year in February, 2000.

              Sincerely,

              /s/ ELI BROAD
              -----------------------------------------------
              Eli Broad
              Chairman, President and Chief Executive Officer,
              Anchor National Life Insurance Company

              September 30, 1999
              -----------------------------------------------

              Performance figures quoted are for the Anchor Pathway Fund; therefore, they are not net of the fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks and bonds are subject to additional risks, including political and social instability, differing securities regulations and accounting standards and limited public information. High-yield bonds tend to be subject to greater price swings than higher-rated bonds and, of course, payment of interest and principal is not assured. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in the other series, is not guaranteed.

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    ANCHOR PATHWAY FUND
    GROWTH SERIES                        INVESTMENT PORTFOLIO -- AUGUST 31, 1999
                                                                     (UNAUDITED)

                                                                                                              VALUE
                       COMMON STOCK -- 92.5%                                                 SHARES       (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 37.8%
                       Data Processing & Reproduction -- 11.3%
                       Adobe Systems, Inc. ........................................          155,000        $ 15,442
                       Autodesk, Inc. .............................................           30,000             690
                       Compaq Computer Corp. ......................................          277,500           6,435
                       Computer Associates International, Inc. ....................           75,000           4,237
                       Data General Corp.+.........................................          200,000           3,687
                       Fujitsu Ltd. ...............................................          355,000          10,423
                       Gateway 2000, Inc.+.........................................           64,000           6,204
                       Lexmark International Group, Inc., Class A+.................           24,000           1,890
                       Mentor Graphics Corp.+......................................          120,000           1,076
                       Microsoft Corp.+............................................          140,000          12,959
                       Oracle Corp. ...............................................          420,000          15,330
                       PeopleSoft, Inc. ...........................................          620,000           8,757
                       Siebel Systems, Inc.+.......................................          150,000          10,303
                       Silicon Graphics, Inc.+.....................................          300,000           3,431
                       Storage Technology Corp.+...................................          185,000           3,885
                       Structural Dynamics Research Corp.+.........................          150,000           2,419

                       Electrical & Electronics -- 1.3%
                       Lucent Technologies, Inc. ..................................           49,500           3,171
                       NEC Corp. ..................................................          380,000           6,186
                       Nortel Networks Corp. ......................................           90,000           3,696

                       Electronic Components -- 21.0%
                       Adaptec, Inc.+..............................................          365,000          14,235
                       Altera Corp.+...............................................          355,000          14,954
                       Analog Devices, Inc.+.......................................          486,666          25,063
                       Corning, Inc. ..............................................           54,200           3,604
                       Cypress Semiconductor Corp.+................................           50,000           1,156
                       Intel Corp. ................................................          322,400          26,497
                       LSI Logic Corp.+............................................          200,000          11,350
                       Maxim Integrated Products, Inc.+............................           75,000           5,048
                       Microchip Technology, Inc.+.................................          210,000          11,498
                       Newbridge Networks Corp.+...................................           46,000           1,262
                       Park Electrochemical Corp. .................................          187,200           5,441
                       Quantum Corp.-DLT & Storage Systems+........................          165,000           3,022
                       Quantum Corp.-Hard Disk Drive+..............................           20,000             143
                       Rambus, Inc.+...............................................           18,800           1,824
                       Rogers Corp.+...............................................          109,200           3,508
                       SCI Systems, Inc.+..........................................          240,000          11,955
                       Texas Instruments, Inc. ....................................          720,000          59,085

                       Electronic Instruments -- 3.9%
                       Applied Materials, Inc.+....................................          275,000          19,542
                       KLA-Tencor Corp.+...........................................          245,000          15,389
                       Teradyne, Inc.+.............................................           40,000           2,723

                       Energy Equipment -- 0.3%
                       Schlumberger Ltd. ..........................................           40,000           2,670
                                                                                                            ---------
                                                                                                             360,190
                                                                                                            ---------

---------------------


                                                                                                              VALUE
                                         COMMON STOCK (CONTINUED)                            SHARES       (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 5.7%
                       Beverages & Tobacco -- 1.3%
                       Coca-Cola West Japan Co. Ltd. ..............................          100,000        $  4,719
                       PepsiCo, Inc. ..............................................           40,000           1,365
                       Philip Morris Cos., Inc. ...................................          160,000           5,990

                       Food & Household Products -- 0.5%
                       Dole Food, Inc. ............................................           90,000           2,267
                       Keebler Foods Co.+..........................................           80,000           2,385

                       Health & Personal Care -- 3.1%
                       BioChem Pharma, Inc.+.......................................           60,000           1,555
                       Cardinal Health, Inc. ......................................           55,500           3,538
                       Eli Lilly & Co. ............................................           20,000           1,493
                       Forest Labs, Inc.+..........................................           45,000           2,182
                       Guidant Corp. ..............................................          100,000           5,869
                       Millenium Pharmaceuticals, Inc.+............................           50,000           2,947
                       Omnicare, Inc. .............................................          230,000           2,214
                       Pfizer, Inc. ...............................................           45,000           1,699
                       Pharmacia & Upjohn, Inc. ...................................           58,000           3,030
                       Sepracor, Inc.+.............................................           26,600           1,992
                       Warner-Lambert Co. .........................................           40,000           2,650

                       Recreation & Other Consumer Products -- 0.3%
                       Hasbro, Inc. ...............................................          135,000           3,299

                       Textiles & Apparels -- 0.5%
                       Nike, Inc., Class B.........................................          100,000           4,625
                                                                                                            ---------
                                                                                                              53,819
                                                                                                            ---------
                       ENERGY -- 3.9%
                       Energy Sources -- 3.6%
                       Apache Corp. ...............................................          125,000           5,687
                       Burlington Resources, Inc. .................................          100,000           4,181
                       Enron Oil & Gas Co. ........................................          250,000           5,969
                       Enterprise Oil PLC ADR......................................          300,000           2,184
                       Murphy Oil Corp. ...........................................           80,000           4,060
                       Pogo Producing Co. .........................................          222,500           4,645
                       Talisman Energy, Inc.+......................................           40,000           1,173
                       Total SA ADR................................................           20,000           1,301
                       Union Pacific Resources Group, Inc. ........................          300,000           5,381

                       Utilities: Electric, Gas & Water -- 0.3%
                       Questar Corp. ..............................................          160,000           3,020
                                                                                                            ---------
                                                                                                              37,601
                                                                                                            ---------
                       FINANCE -- 3.9%
                       Banking -- 1.6%
                       Charter One Financial, Inc. ................................          184,999           4,330
                       M & T Bank Corp. ...........................................            3,500           1,624
                       Washington Mutual, Inc. ....................................          145,000           4,604
                       Wells Fargo Co. ............................................          125,000           4,976

                       Financial Services -- 1.4%
                       Capital One Financial Corp. ................................           93,000           3,511
                       Federal National Mortgage Association.......................           40,000           2,485
                       Household International, Inc. ..............................          110,000           4,152
                       Providian Financial Corp. ..................................           40,000           3,105

                                                           ---------------------


                                                                                                              VALUE
                                         COMMON STOCK (CONTINUED)                            SHARES       (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 0.9%
                       MGIC Investment Corp. ......................................           50,000        $  2,172
                       XL Capital Ltd. ............................................          130,000           6,541
                                                                                                            ---------
                                                                                                              37,500
                                                                                                            ---------
                       MATERIALS -- 2.9%
                       Chemicals -- 1.8%
                       Air Products & Chemicals, Inc. .............................          100,000           3,400
                       Monsanto Co. ...............................................          194,500           7,986
                       Valspar Corp. ..............................................          150,000           5,447

                       Forest Products & Paper -- 0.7%
                       Sealed Air Corp.+...........................................          115,000           6,756

                       Metals: Non-ferrous -- 0.4%
                       Freeport-McMoRan Copper & Gold, Inc. .......................          250,000           4,016
                                                                                                            ---------
                                                                                                              27,605
                                                                                                            ---------
                       SERVICES -- 37.5%
                       Broadcasting & Publishing -- 16.3%
                       AMFM, Inc.+.................................................          100,000           4,925
                       AT&T Corp.-Liberty Media Group, Inc., Class A+..............          617,874          19,772
                       BHC Communications, Inc., Class A...........................           55,821           7,340
                       Cablevision Systems Corp., Class A+.........................           16,100           1,127
                       Fox Entertainment Group, Inc., Class A+.....................          450,000          10,378
                       Knight-Ridder, Inc. ........................................              800              43
                       News Corp., Ltd. ADR........................................          680,000          19,933
                       Time Warner, Inc. ..........................................          697,500          41,371
                       USA Networks, Inc.+.........................................          356,500          15,998
                       Viacom, Inc., Class B+......................................          820,000          34,491

                       Business & Public Services -- 12.1%
                       Allied Waste Industries, Inc.+..............................          350,000           4,463
                       Avery Dennison Corp. .......................................           40,000           2,195
                       Cendant Corp.+..............................................        1,295,562          23,239
                       Columbia/HCA Healthcare Corp. ..............................          168,625           4,152
                       Concord EFS, Inc.+..........................................          140,000           5,197
                       FDX Corp.+..................................................          350,000          14,853
                       Juniper Networks, Inc.+.....................................           12,500           2,563
                       Quintiles Transnational Corp.+..............................          245,000           8,774
                       Robert Half International, Inc.+............................           65,000           1,706
                       Snyder Communications, Inc.+................................           35,000             713
                       Solectron Corp.+............................................          520,000          40,690
                       Universal Health Services, Inc., Class B+...................           74,900           2,500
                       Waste Management, Inc. .....................................          200,000           4,363

                       Leisure & Tourism -- 1.9%
                       Carnival Corp., Class A.....................................           94,300           4,214
                       Mirage Resorts, Inc.+.......................................          350,000           4,572
                       Seagram Co., Ltd. ..........................................          125,000           6,633
                       Starbucks Corp.+............................................          100,000           2,287

                       Merchandising -- 1.9%
                       Consolidated Stores Corp.+..................................          352,400           5,683
                       Sunglass Hut International, Inc.+...........................          734,000           9,267
                       The Limited, Inc. ..........................................           80,237           3,039

---------------------


                                                                                                              VALUE
                                         COMMON STOCK (CONTINUED)                            SHARES       (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Telecommunications -- 2.6%
                       Crown Castle International Corp.+...........................           50,000        $    756
                       MCI WorldCom, Inc.+.........................................           33,000           2,500
                       Nextel Communications, Inc., Class A+.......................          170,000           9,828
                       Nippon Telegraph & Telephone Mobile Communications Corp. ...              425           7,075
                       Paging Network, Inc.+.......................................          230,000             711
                       Teleglobe, Inc. ............................................          212,000           3,617

                       Transportation: Airlines -- 2.7%
                       AMR Corp.+..................................................          190,000          11,139
                       Delta Air Lines, Inc. ......................................           20,000           1,016
                       Southwest Airlines Co. .....................................          815,625          13,611
                                                                                                            ---------
                                                                                                             356,734
                                                                                                            ---------
                       OTHER COMMON STOCK -- 0.8%..................................                            7,873
                                                                                                            ---------
                       TOTAL COMMON STOCK (cost $531,769)..........................                          881,322
                                                                                                            ---------

                       PREFERRED STOCK -- 1.0%
                       -------------------------------------------------------------------------------------------------
                       SERVICES -- 1.0%
                       Broadcasting & Publishing -- 1.0%
                       News Corp., Ltd. ADR (cost $2,313)..........................          340,000           8,989
                                                                                                            ---------
                       TOTAL INVESTMENT SECURITIES (cost $534,082).................                          890,311
                                                                                                            ---------

                                                                                           PRINCIPAL
                                                                                             AMOUNT
                       SHORT-TERM INVESTMENTS -- 6.2%                                    (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 6.2%
                       American General Corp. 5.13% due 9/13/99....................        $   3,700           3,694
                       Archer Daniels Midland Co. 4.84% due 9/17/99................            5,500           5,488
                       Associates Corp. of North America 5.53% due 9/01/99.........              248             248
                       BellSouth Telecommunications, Inc. 5.17% due 9/28/99........            8,000           7,969
                       Coca-Cola Co. 5.10% due 9/20/99.............................            7,700           7,679
                       Coca-Cola Co. 5.15% due 10/15/99............................            2,300           2,286
                       Equilon Enterprises LLC 5.13% due 10/04/99..................            6,700           6,668
                       Gannett Co., Inc. 5.25% due 9/08/99.........................            6,900           6,893
                       Halliburton Corp. 5.25% due 10/01/99........................            6,500           6,472
                       Procter & Gamble Co. 5.10% due 10/21/99.....................            1,600           1,589
                       Shell Oil Co. 5.10% due 9/13/99.............................           10,000           9,983
                                                                                                            ---------
                                                                                                              58,969
                                                                                                            ---------

                                                           ---------------------

                                                                                           PRINCIPAL
                                                                                             AMOUNT           VALUE
                                    SHORT-TERM INVESTMENTS (CONTINUED)                   (IN THOUSANDS)   (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       FEDERAL AGENCY OBLIGATIONS -- 0.0%
                       Federal National Mortgage Association Discount Notes 5.16%
                         due 11/05/99..............................................        $     400        $    396
                                                                                                            ---------
                       TOTAL SHORT-TERM INVESTMENTS (cost $59,365).................                           59,365
                                                                                                            ---------

                       TOTAL INVESTMENTS --
                       (cost $593,447)                                    99.7%                                     $949,676
                       Other assets less liabilities --                     0.3                                        2,888
                                                                         ------                                     --------
                       NET ASSETS --                                     100.0%                                     $952,564
                                                                         ======                                     ========

              -----------------------------

              +  Non-income producing security

              ADR - American Depository Receipt

              See Notes to Financial Statements

---------------------

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    ANCHOR PATHWAY FUND
    INTERNATIONAL SERIES                 INVESTMENT PORTFOLIO -- AUGUST 31, 1999
                                                                     (UNAUDITED)

                                                                                                          VALUE
                       COMMON STOCK & PREFERRED STOCK -- 93.2%                           SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       ARGENTINA -- 0.4%
                       Telefonica de Argentina SA (Services).......................        30,000       $    893
                                                                                                        ---------
                       AUSTRALIA -- 5.0%
                       Brambles Industries Ltd. (Services).........................       100,000          2,787
                       Broken Hill Proprietary Co., Ltd. (Energy)..................       428,900          4,614
                       Fosters Brewing Group Ltd. (Consumer Goods).................       389,300          1,141
                       Westpac Banking Corp., Ltd. (Finance).......................       313,073          1,899
                                                                                                        ---------
                                                                                                          10,441
                                                                                                        ---------
                       BRAZIL -- 0.8%
                       Centrais Geradoras do Sul do Brasil SA ADR+ (Energy)........        18,300             64
                       Companhia Energetica de Minas Gerais ADR+ (Energy)..........        73,400          1,138
                       Companhia Paranaense de Energia (Energy)....................   118,055,000            467
                                                                                                        ---------
                                                                                                           1,669
                                                                                                        ---------
                       CANADA -- 3.7%
                       Nortel Networks Corp. (Capital Equipment)...................       188,000          7,720
                                                                                                        ---------
                       FINLAND -- 6.0%
                       Nokia Oyj+ (Capital Equipment)..............................       130,000         10,864
                       UPM-Kymmene OY (Materials)..................................        48,000          1,663
                                                                                                        ---------
                                                                                                          12,527
                                                                                                        ---------
                       FRANCE -- 5.9%
                       Canal Plus (Services).......................................        54,000          3,724
                       Carrefour SA (Services).....................................        25,800          4,203
                       Total SA, Class B (Energy)..................................        33,876          4,372
                                                                                                        ---------
                                                                                                          12,299
                                                                                                        ---------
                       GERMANY -- 9.7%
                       Bayerische Motoren Werke AG NV (Consumer Goods).............       189,436          5,972
                       Bayerische Motoren Werke AG NV Preferred (Consumer Goods)...        81,224          1,314
                       Deutsche Telekom AG (Services)..............................       296,000         13,120
                                                                                                        ---------
                                                                                                          20,406
                                                                                                        ---------
                       HONG KONG -- 0.5%
                       China Telecom (Services)....................................       326,000          1,012
                                                                                                        ---------
                       ITALY -- 1.3%
                       Telecom Italia SpA+ (Services)..............................       484,900          2,780
                                                                                                        ---------
                       JAPAN -- 13.7%
                       Fujisawa Pharmaceutical Co., Ltd. (Consumer Goods)..........       120,000          2,064
                       Fujitsu Ltd. (Capital Equipment)............................       180,000          5,285
                       NEC Corp. (Capital Equipment)...............................       170,000          2,768
                       Nintendo Co., Ltd. (Consumer Goods).........................        11,000          1,912
                       Nippon Telegraph & Telephone Corp. (Services)...............           330          3,712
                       Rohm Co., Ltd. (Capital Equipment)..........................        20,000          3,988
                       Shohkoh Fund & Co., Ltd. (Finance)..........................         8,600          6,237
                       Toshiba Corp. (Capital Equipment)...........................       300,000          2,670
                                                                                                        ---------
                                                                                                          28,636
                                                                                                        ---------

                                                           ---------------------

                                                                                                          VALUE
                                COMMON STOCK & PREFERRED STOCK (CONTINUED)               SHARES       (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       KOREA -- 1.0%
                       Hyundai Microelectronics Co., Ltd. (Capital Equipment)......        96,634       $  2,091
                                                                                                        ---------
                       LUXEMBOURG -- 1.3%
                       Safra Republic Holdings, Inc. (Finance).....................        40,000          2,770
                                                                                                        ---------
                       MEXICO -- 5.3%
                       Cemex SA de CV Series A+ (Materials)........................       560,000          2,487
                       Cemex SA de CV+ (Materials).................................        21,513             95
                       Cifra SA de CV Series V+ (Services).........................        49,461             82
                       Grupo Televisa SA de CV GDR+ (Services).....................        35,000          1,273
                       Telefonos de Mexico SA ADR (Services).......................        95,200          7,080
                                                                                                        ---------
                                                                                                          11,017
                                                                                                        ---------
                       NETHERLANDS -- 3.8%
                       AEGON NV (Finance)..........................................        35,000          3,066
                       Vereenigde Ned Uitgevers NV (Services)......................       130,000          4,992
                                                                                                        ---------
                                                                                                           8,058
                                                                                                        ---------
                       NORWAY -- 1.2%
                       Orkla ASA (Multi-industry)..................................       160,000          2,492
                                                                                                        ---------
                       PHILIPPINES -- 0.4%
                       Philippine Long Distance Telephone Co. (Services)...........        35,000            829
                                                                                                        ---------
                       SPAIN -- 3.4%
                       Telefonica SA (Services)....................................       449,454          7,179
                                                                                                        ---------
                       SWEDEN -- 5.5%
                       AstraZeneca Group PLC (Consumer Goods)......................       136,215          5,344
                       Ericsson LM Telecommunications Co., Class B (Capital
                         Equipment)................................................       190,400          6,152
                                                                                                        ---------
                                                                                                          11,496
                                                                                                        ---------
                       SWITZERLAND -- 4.9%
                       Nestle SA + (Consumer Goods)................................         1,250          2,471
                       Novartis AG (Consumer Goods)................................         1,954          2,816
                       Swisscom AG+ (Services).....................................        15,163          5,007
                                                                                                        ---------
                                                                                                          10,294
                                                                                                        ---------
                       UNITED KINGDOM -- 13.1%
                       Dixons Group PLC (Services).................................       600,000         11,265
                       EMI Group PLC (Consumer Goods)..............................       930,000          7,919
                       Orange PLC+ (Services)......................................       325,000          5,487
                       ScottishPower PLC (Energy)..................................       132,240          1,216
                       Zeneca Group PLC (Consumer Goods)...........................        37,900          1,503
                                                                                                        ---------
                                                                                                          27,390
                                                                                                        ---------
                       UNITED STATES -- 1.4%
                       News Corp., Ltd. ADR (Services).............................       100,000          2,931
                                                                                                        ---------

                       OTHER COMMON STOCK -- 4.9%..................................                       10,267
                                                                                                        ---------
                       TOTAL INVESTMENT SECURITIES (cost $128,793).................                      195,197
                                                                                                        ---------
                                                                                       PRINCIPAL
                                                                                         AMOUNT
                       SHORT-TERM INVESTMENTS -- 6.7%                                (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 5.9%
                       Abbott Laboratories, Inc. 5.12% due 9/08/99.................   $     1,500          1,498
                       American Honda Finance Corp. 5.25% due 10/07/99.............         3,200          3,183
                       British Columbia Province 4.93% due 9/27/99.................         2,000          1,993

---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                       SHORT-TERM INVESTMENTS (CONTINUED)                            (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES (continued)
                       Electronic Data Systems Corp. 5.25% due 9/13/99.............   $     2,400       $  2,396
                       Heinz (H.J.) Co. 5.28% due 9/14/99..........................         1,000            998
                       Siemens Capital Corp. 5.11% due 9/01/99.....................         2,200          2,200
                                                                                                        --------
                                                                                                          12,268
                                                                                                        --------
                       FEDERAL AGENCY OBLIGATIONS -- 0.8%
                       Federal National Mortgage Association Discount Notes 5.02%
                         due 9/03/99...............................................         1,766          1,766
                                                                                                        --------
                       TOTAL SHORT-TERM SECURITIES (cost $14,034)..................                       14,034
                                                                                                        --------

                       TOTAL INVESTMENTS --
                       (cost $142,827)                                      99.9%                       $209,231
                       Other assets less liabilities --                      0.1                             219
                                                                           -----                        --------
                       NET ASSETS --                                       100.0%                       $209,450
                                                                           =====                        ========

              -----------------------------

              +  Non-income producing security

              ADR - American Depository Receipt

              GDR - Global Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    GROWTH-INCOME SERIES                 INVESTMENT PORTFOLIO -- AUGUST 31, 1999
                                                                     (UNAUDITED)

                                                                                                              VALUE
                       COMMON STOCK -- 80.8%                                                 SHARES       (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 17.9%
                       Aerospace & Military Technology -- 1.4%
                       Boeing Co. .................................................           80,000        $  3,625
                       Raytheon Co., Class A.......................................           36,556           2,454
                       United Technologies Corp. ..................................          105,800           6,996

                       Data Processing & Reproduction -- 5.8%
                       3Com Corp.+.................................................          150,000           3,722
                       Cadence Design Systems, Inc.+...............................          200,000           2,725
                       Cisco Systems, Inc.+........................................          100,000           6,781
                       Computer Associates International, Inc. ....................          175,000           9,888
                       Oracle Corp.+...............................................           90,000           3,285
                       Silicon Graphics, Inc.+.....................................          294,400           3,367
                       Storage Technology Corp.+...................................          600,000          12,600
                       Xerox Corp. ................................................          228,600          10,916

                       Electrical & Electronics -- 1.6%
                       Harris Corp. ...............................................           70,000           1,838
                       Hitachi Ltd.+ ..............................................          150,000           1,524
                       Nokia Corp., Class A ADR....................................           40,000           3,335
                       York International Corp. ...................................          184,400           7,583

                       Electronic Components -- 2.4%
                       Corning, Inc. ..............................................           85,000           5,653
                       SCI Systems, Inc.+..........................................          100,000           4,981
                       Texas Instruments, Inc. ....................................          140,000          11,489

                       Electronic Instruments -- 1.4%
                       Applied Materials, Inc.+....................................           80,000           5,685
                       PE Corp.-PE Biosystems Group................................          100,000           6,881

                       Energy Equipment -- 0.6%
                       Schlumberger Ltd. ..........................................           85,000           5,674

                       Industrial Components -- 1.6%
                       Dana Corp. .................................................           50,000           2,178
                       Eaton Corp. ................................................           70,000           6,860
                       Federal-Mogul Corp. ........................................          125,000           5,703

                       Machinery & Engineering -- 3.1%
                       Caterpillar, Inc. ..........................................           70,000           3,964
                       Deere & Co. ................................................          150,000           5,831
                       Ingersoll-Rand Co. .........................................          120,000           7,635
                       Millipore Corp. ............................................          150,000           5,662
                       New Holland NV .............................................          200,000           3,100
                       Pall Corp. .................................................          100,000           1,988
                                                                                                            ---------
                                                                                                             163,923
                                                                                                            ---------
                       CONSUMER GOODS -- 12.8%
                       Beverages & Tobacco -- 1.8%
                       PepsiCo, Inc. ..............................................          150,000           5,119
                       Philip Morris Cos., Inc. ...................................          225,000           8,423
                       UST, Inc. ..................................................          100,000           3,169

---------------------

                                                                                                              VALUE
                                         COMMON STOCK (CONTINUED)                            SHARES       (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       CONSUMER GOODS (continued)
                       Food & Household Products -- 2.8%
                       Campbell Soup Co. ..........................................          150,000        $  6,628
                       General Mills, Inc. ........................................           50,000           4,187
                       Sara Lee Corp. .............................................          650,000          14,422

                       Health & Personal Care -- 6.9%
                       AstraZeneca Group PLC.......................................          100,900           3,973
                       Avon Products, Inc. ........................................          149,800           6,572
                       Bergen Brunswig Corp., Class A..............................          250,000           3,859
                       Bristol-Myers Squibb Co.....................................           50,000           3,519
                       Cardinal Health, Inc. ......................................           50,000           3,188
                       Glaxo Wellcome PLC ADR......................................          120,000           6,352
                       Guidant Corp. ..............................................           80,000           4,695
                       Kimberly-Clark Corp. .......................................          130,000           7,402
                       McKesson HBOC, Inc. ........................................           50,000           1,556
                       Merck & Co., Inc. ..........................................          100,000           6,719
                       Pfizer, Inc. ...............................................           50,000           1,888
                       Schering-Plough Corp. ......................................          125,000           6,570
                       United HealthCare Corp. ....................................           50,000           3,041
                       Warner-Lambert Co. .........................................           60,000           3,975

                       Recreation & Other Consumer Products -- 0.7%
                       Pennzoil Quaker State Co. ..................................          450,000           6,244

                       Textiles & Apparels -- 0.6%
                       Nike, Inc., Class B.........................................           50,000           2,313
                       V.F. Corp. .................................................          100,000           3,600
                                                                                                            ---------
                                                                                                             117,414
                                                                                                            ---------
                       ENERGY -- 10.4%
                       Energy Sources -- 6.8%
                       Ashland, Inc. ..............................................           48,800           1,882
                       Atlantic Richfield Co. .....................................           75,000           6,595
                       BP Amoco PLC ADR............................................           26,466           2,967
                       Conoco, Inc., Class A.......................................          132,000           3,531
                       Conoco, Inc., Class B.......................................           49,138           1,321
                       Kerr-McGee Corp. ...........................................          123,800           6,933
                       Murphy Oil Corp. ...........................................           50,000           2,537
                       Noble Affiliates, Inc. .....................................          100,000           3,100
                       Petro-Canada................................................          200,000           3,000
                       Phillips Petroleum Co. .....................................           60,000           3,060
                       Texaco, Inc. ...............................................          130,000           8,255
                       Ultramar Diamond Shamrock Corp. ............................          461,000          12,044
                       Valero Energy Corp. ........................................          360,000           7,650

                       Utilities: Electric, Gas & Water -- 3.6%
                       Ameren Corp. ...............................................          100,000           4,006
                       Citizens Utilities Co., Class B.............................          565,000           6,215
                       Consolidated Natural Gas Co. ...............................          125,000           7,961
                       DPL, Inc. ..................................................          270,000           5,113
                       Duke Energy Corp. ..........................................           50,000           2,875
                       GPU, Inc. ..................................................          100,000           3,413
                       TECO Energy, Inc. ..........................................          150,000           3,150
                                                                                                            ---------
                                                                                                              95,608
                                                                                                            ---------
                       FINANCE -- 9.4%
                       Banking -- 6.3%
                       Bank of America Corp. ......................................          100,000           6,050
                       Bank of New York Co., Inc. .................................          100,000           3,575
                       Bank One Corp. .............................................           33,000           1,324
                       Bank Tokyo Mitsubishi Ltd. ADR..............................          100,000           1,563

                                                           ---------------------

                                                                                                              VALUE
                                         COMMON STOCK (CONTINUED)                            SHARES       (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banking (continued)
                       Chase Manhattan Corp. ......................................           70,000        $  5,858
                       First Union Corp. ..........................................          196,172           8,141
                       Huntington Bancshares, Inc. ................................          101,156           3,028
                       KeyCorp.....................................................          170,000           4,930
                       Morgan (J.P.) & Co., Inc. ..................................           30,000           3,876
                       Sakura Bank Ltd. ADR........................................           35,000           1,851
                       SunTrust Banks, Inc. .......................................           50,000           3,216
                       Wells Fargo Co. ............................................          347,000          13,815

                       Financial Services -- 1.2%
                       Associates First Capital Corp., Class A.....................           31,072           1,066
                       Household International, Inc. ..............................          271,332          10,243

                       Insurance -- 1.9%
                       Aetna, Inc. ................................................           50,000           3,887
                       Allstate Corp. .............................................          235,000           7,711
                       MGIC Investment Corp. ......................................           70,000           3,041
                       Royal & Sun Alliance Insurance Group PLC....................          300,000           2,498
                                                                                                            ---------
                                                                                                              85,673
                                                                                                            ---------
                       MATERIALS -- 8.8%
                       Chemicals -- 5.2%
                       du Pont (E.I.) de Nemours & Co. ............................           20,000           1,268
                       International Flavors & Fragrances, Inc. ...................          200,000           8,150
                       Mallinckrodt, Inc. .........................................          200,000           6,412
                       Millenium Chemicals, Inc. ..................................          250,000           5,750
                       Monsanto Co. ...............................................          350,000          14,372
                       PPG Industries, Inc. .......................................           80,000           4,805
                       Praxair, Inc. ..............................................          100,000           4,700
                       Witco Corp. ................................................          120,000           1,942

                       Forest Products & Paper -- 2.8%
                       Bowater, Inc. ..............................................          160,000           8,580
                       Fort James Corp. ...........................................          125,000           4,032
                       Georgia-Pacific Timber Group................................           30,000             722
                       International Paper Co. ....................................          138,816           6,533
                       Sonoco Products Co. ........................................          100,000           2,375
                       Westvaco Corp. .............................................           60,000           1,571
                       Weyerhaeuser Co. ...........................................           25,000           1,406

                       Metals: Non-ferrous -- 0.3%
                       Alcoa, Inc. ................................................           50,000           3,228

                       Metals: Steel -- 0.2%
                       Allegheny Teldyne, Inc. ....................................          100,000           1,869

                       Metals & Minerals -- 0.3%
                       Crown, Cork & Seal Co., Inc. ...............................          100,000           2,656
                                                                                                            ---------
                                                                                                              80,371
                                                                                                            ---------
                       MULTI-INDUSTRY -- 1.5%
                       Multi-Industry -- 1.5%
                       AlliedSignal, Inc. .........................................           80,000           4,900
                       FMC Corp.+..................................................           75,000           4,369
                       Textron, Inc. ..............................................           50,000           4,037
                                                                                                            ---------
                                                                                                              13,306
                                                                                                            ---------

---------------------

                                                                                                              VALUE
                                         COMMON STOCK (CONTINUED)                            SHARES       (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       REAL ESTATE -- 1.0%
                       Real Estate Investment Trusts -- 1.0%
                       Boston Properties, Inc. ....................................          150,000        $  4,997
                       Equity Residential Properties Trust.........................           60,000           2,640
                       Meditrust Cos. .............................................          125,000           1,117
                                                                                                            ---------
                                                                                                               8,754
                                                                                                            ---------
                       SERVICES -- 18.9%
                       Broadcasting & Publishing -- 4.8%
                       AT&T Corp.-Liberty Media Group, Inc., Class A+..............          150,000           4,800
                       Fox Entertainment Group, Inc., Class A+.....................          150,000           3,459
                       Gannett Co., Inc. ..........................................           80,000           5,435
                       Harte-Hanks, Inc. ..........................................          305,100           6,846
                       Knight-Ridder, Inc. ........................................           70,000           3,776
                       News Corp., Ltd. ADR........................................          140,000           4,104
                       Sinclair Broadcast Group, Inc., Class A+....................          200,000           3,250
                       Time Warner, Inc. ..........................................           40,000           2,372
                       Viacom, Inc., Class B+......................................          230,000           9,674

                       Business & Public Services -- 5.2%
                       Alexander & Baldwin, Inc. ..................................          180,000           4,354
                       Allied Waste Industries, Inc.+..............................          470,000           5,993
                       Cendant Corp.+..............................................          250,000           4,484
                       Digex, Inc..................................................           40,000           1,330
                       Electronic Data Systems Corp. ..............................          100,000           5,613
                       Focal Communications Corp.+.................................           36,000             875
                       Hertz Corp., Class A........................................          100,000           4,031
                       Ikon Office Solutions, Inc. ................................          660,000           7,342
                       Pitney Bowes, Inc. .........................................           60,000           3,540
                       Service Corp. International.................................          250,000           3,453
                       The ServiceMaster Co. ......................................          150,000           2,475
                       Waste Management, Inc. .....................................          200,000           4,363

                       Leisure & Tourism -- 0.9%
                       Seagram Co., Ltd. ..........................................          150,000           7,959

                       Merchandising -- 3.4%
                       Albertson's, Inc. ..........................................           37,800           1,812
                       Circuit City Stores, Inc. ..................................           40,000           1,720
                       Dillards, Inc., Class A ....................................          325,300           7,645
                       Dollar General Corp. .......................................           26,100             679
                       Federated Department Stores, Inc.+..........................           90,000           4,140
                       Lowe's Cos., Inc. ..........................................           75,000           3,394
                       Penney (J.C.) Co., Inc. ....................................          190,000           6,887
                       The Limited, Inc. ..........................................          100,000           3,787
                       Too, Inc.+ .................................................           55,000             966

                       Telecommunications -- 2.5%
                       AT&T Corp. .................................................           80,000           3,600
                       GTE Corp. ..................................................           94,800           6,506
                       SBC Communications, Inc. ...................................           40,000           1,920
                       U.S. West, Inc. ............................................          145,000           7,576
                       Western Wireless Corp., Class A.............................          100,000           3,869

                                                           ---------------------

                                                                                                              VALUE
                                         COMMON STOCK (CONTINUED)                            SHARES       (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Transportation: Rail & Road -- 2.1%
                       Burlington Northern Santa Fe Corp. .........................          100,000        $  2,900
                       Canadian National Railway Co. ..............................          170,000          10,806
                       Norfolk Southern Corp. .....................................          195,000           5,106
                                                                                                            ---------
                                                                                                             172,841
                                                                                                            ---------
                       OTHER COMMON STOCK -- 0.1%..................................                              772
                                                                                                            ---------
                       TOTAL COMMON STOCK (cost $585,874)..........................                          738,662
                                                                                                            ---------

                                         PREFERRED STOCK -- 0.2%
                       -------------------------------------------------------------------------------------------------
                       SERVICES -- 0.2%
                       Broadcasting & Publishing -- 0.2%
                       News Corp. Ltd., ADR (cost $1,044)..........................           80,000           2,115
                                                                                                            ---------
                                                                                           PRINCIPAL
                                                                                             AMOUNT
                                         CONVERTIBLE BONDS -- 0.9%                       (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 0.7%
                       Health & Personal Care -- 0.7%
                       Sepracor, Inc. 6.25% 2005*#.................................         $  3,650           6,150
                                                                                                            ---------
                       SERVICES -- 0.2%
                       Telecommunications -- 0.2%
                       Telefonos de Mexico SA 4.25% 2004...........................            1,660           1,627
                                                                                                            ---------
                       TOTAL CONVERTIBLE BONDS (cost $5,291).......................                            7,777
                                                                                                            ---------
                       TOTAL INVESTMENT SECURITIES (cost $592,209).................                          748,554
                                                                                                            ---------


                                         Short-Term Investments -- 18.7%
                       -------------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 17.6%
                       American General Corp. 5.13% due 9/13/99....................           10,300          10,282
                       BellSouth Capital Funding Corp. 5.06% due 9/21/99...........            8,200           8,177
                       Campbell Soup Co. 5.10% due 10/14/99........................           11,940          11,867
                       Coca-Cola Co. 5.15% due 10/15/99............................           11,800          11,726
                       Colgate-Palmolive Co. 5.07% due 9/03/99.....................            9,000           8,998
                       Deere & Co. 5.08% due 9/22/99...............................           10,000           9,970
                       Duke Energy Co. 5.05% due 9/01/99...........................           10,800          10,800
                       Fortune Brands, Inc. 5.12% due 9/10/99......................           10,000           9,987
                       Halliburton Corp. 5.14% due 9/14/99.........................           12,000          11,978
                       Heinz (H.J.) Co. 5.15% due 9/22/99..........................            6,500           6,481
                       IBM Credit Corp. 5.20% due 10/01/99.........................           12,900          12,844
                       Minnesota Mining & Manufacturing Co. 5.12% due 9/20/99......           10,000           9,973
                       Motorola, Inc. 5.28% due 10/29/99...........................           10,850          10,758
                       National Rural Utilities Cooperative Finance Corp. 5.03% due
                         9/14/99...................................................            7,100           7,087
                       Pfizer, Inc. 5.18% due 9/27/99..............................           17,300          17,235
                       Wal-Mart Stores, Inc. 5.11% due 9/15/99.....................            2,900           2,894
                                                                                                            ---------
                                                                                                             161,057
                                                                                                            ---------

---------------------

                                                                                           PRINCIPAL
                                                                                             AMOUNT           VALUE
                                    SHORT-TERM INVESTMENTS (CONTINUED)                   (IN THOUSANDS)   (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES (continued)
                       FEDERAL AGENCY OBLIGATIONS -- 1.1%
                       Federal National Mortgage Association Discount Notes 5.16%
                         due 11/05/99..............................................         $ 10,100        $ 10,005
                                                                                                            --------
                       TOTAL SHORT-TERM INVESTMENTS (cost $171,063)................                          171,062
                                                                                                            --------

                       TOTAL INVESTMENTS --
                       (cost $763,272)                                     100.6%                           $919,616
                       Liabilities in excess of other
                         assets --                                          (0.6)                             (5,192)
                                                                           ------                           --------
                       NET ASSETS --                                       100.0%                           $914,424
                                                                           ======                           ========

              -----------------------------

              +  Non-income producing security

              *  Fair valued security; see Note 2

              # Resale restricted to qualified institutional buyers

              ADR - American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    ASSET ALLOCATION SERIES              INVESTMENT PORTFOLIO -- AUGUST 31, 1999
                                                                     (UNAUDITED)

                                                                                                              VALUE
                                          COMMON STOCK -- 61.7%                              SHARES       (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 23.4%
                       Aerospace & Military Technology -- 3.9%
                       Boeing Co. .................................................          40,000         $  1,812
                       Raytheon Co., Class B.......................................          25,000            1,703
                       United Technologies Corp. ..................................          20,000            1,323

                       Data Processing & Reproduction -- 8.1%
                       Computer Associates International, Inc. ....................          30,000            1,695
                       Gateway 2000, Inc.+.........................................          20,000            1,939
                       Hewlett-Packard Co. ........................................          20,000            2,108
                       International Business Machines Corp. ......................          15,000            1,868
                       Storage Technology Corp.+...................................          70,000            1,470
                       Xerox Corp. ................................................          20,000              955

                       Electrical & Electronics -- 3.9%
                       Emerson Electric Co. .......................................          15,000              939
                       Nokia Corp., Class A ADR....................................          20,000            1,668
                       York International Corp. ...................................          55,000            2,262

                       Electronic Components -- 2.1%
                       Corning, Inc. ..............................................          40,000            2,660

                       Energy Equipment -- 1.1%
                       Schlumberger Ltd. ..........................................          20,000            1,335

                       Industrial Components -- 2.5%
                       Dana Corp. .................................................          40,000            1,742
                       Genuine Parts Co. ..........................................          50,000            1,444

                       Machinery & Engineering -- 1.8%
                       Deere & Co. ................................................          20,000              778
                       Millipore Corp. ............................................          39,500            1,491
                                                                                                            ---------
                                                                                                              29,192
                                                                                                            ---------
                       CONSUMER GOODS -- 7.4%
                       Automotive -- 1.0%
                       Volvo AB, Class B...........................................          42,700            1,198

                       Beverages & Tobacco -- 2.1%
                       PepsiCo, Inc. ..............................................          40,000            1,365
                       UST, Inc. ..................................................          40,000            1,267

                       Food & Household Products -- 2.0%
                       General Mills, Inc. ........................................          30,000            2,513

                       Health & Personal Care -- 2.3%
                       SmithKline Beecham PLC ADR..................................          20,000            1,275
                       Warner-Lambert Co. .........................................          25,000            1,656
                                                                                                            ---------
                                                                                                               9,274
                                                                                                            ---------
                       ENERGY -- 6.2%
                       Energy Sources -- 5.5%
                       Kerr-McGee Corp. ...........................................          30,000            1,680
                       Murphy Oil Corp. ...........................................          40,000            2,030
                       Phillips Petroleum Co. .....................................          35,000            1,785
                       Ultramar Diamond Shamrock Corp. ............................          50,000            1,306

---------------------

                                                                                                              VALUE
                                         COMMON STOCK (CONTINUED)                            SHARES       (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Utilities: Electric, Gas & Water -- 0.7%
                       Central & South West Corp. .................................          40,000         $    905
                                                                                                            ---------
                                                                                                               7,706
                                                                                                            ---------
                       FINANCE -- 8.9%
                       Banking -- 2.7%
                       Bank of America Corp. ......................................          33,948            2,054
                       Washington Mutual, Inc. ....................................          40,000            1,270

                       Financial Services -- 3.8%
                       Citigroup, Inc. ............................................          56,250            2,499
                       Household International, Inc. ..............................          60,666            2,290

                       Insurance -- 2.4%
                       American General Corp. .....................................          25,000            1,775
                       AON Corp. ..................................................          35,000            1,168
                                                                                                            ---------
                                                                                                              11,056
                                                                                                            ---------
                       MATERIALS -- 3.2%
                       Chemicals -- 1.6%
                       Monsanto Co. ...............................................          25,000            1,026
                       PPG Industries, Inc. .......................................          15,000              901

                       Forest Products & Paper -- 1.6%
                       Sonoco Products Co. ........................................          15,000              356
                       Weyerhaeuser Co. ...........................................          30,000            1,688
                                                                                                            ---------
                                                                                                               3,971
                                                                                                            ---------
                       MULTI-INDUSTRY -- 2.8%
                       Multi-Industry -- 2.8%
                       Dover Corp. ................................................          40,000            1,547
                       Textron, Inc. ..............................................          25,000            2,019
                                                                                                            ---------
                                                                                                               3,566
                                                                                                            ---------
                       SERVICES -- 8.0%
                       Broadcasting & Publishing -- 1.1%
                       New York Times Co., Class A.................................          35,000            1,367

                       Business & Public Services -- 2.9%
                       Pitney Bowes, Inc. .........................................          40,000            2,360
                       Rentokil Initial PLC ADR....................................          30,000            1,207

                       Merchandising -- 3.1%
                       May Department Stores Co. ..................................          35,000            1,367
                       Penney (J.C.) Co., Inc. ....................................          30,000            1,088
                       Walgreen Co. ...............................................          60,000            1,391

                       Telecommunications -- 0.9%
                       Sprint Corp.+...............................................          25,000            1,110
                                                                                                            ---------
                                                                                                               9,890
                                                                                                            ---------
                       OTHER COMMON STOCK -- 1.8%..................................                            2,299
                                                                                                            ---------
                       TOTAL COMMON STOCK (cost $60,105)...........................                           76,954
                                                                                                            ---------

                                                           ---------------------

                                                                                                              VALUE
                                         PREFERRED STOCK -- 0.6%                             SHARES       (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       FINANCE -- 0.2%
                       Banking -- 0.2%
                       NB Capital Corp., Series A 8.35%............................          10,000         $    250

                       SERVICES -- 0.4%
                       Broadcasting & Publishing -- 0.4%
                       Adelphia Communications Corp., Series B 13.00%*.............           5,000              550
                                                                                                            ---------
                       TOTAL PREFERRED STOCK (cost $756)...........................                              800
                                                                                                            ---------
                                                                                           PRINCIPAL
                                                                                             AMOUNT
                                         BONDS & NOTES -- 28.9%                          (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       Finance -- 0.1%
                       Bell Atlantic Financial Services, Inc. 4.25% 2005#..........         $   150              159
                                                                                                            ---------
                       CORPORATE BONDS -- 17.9%
                       Asset-Backed Securities -- 0.6%++
                       First Plus Home Loan Trust Series 1997-1, Class A6 6.95%
                         2015......................................................             500              497
                       PP&L Transition Bond Co., LLC 7.05% 2009....................             250              250

                       Broadcasting & Publishing -- 1.5%
                       American Media Operations, Inc. 10.25% 2009#................             350              339
                       Charter Commerce Holdings LLC zero coupon 2011#@............             750              450
                       Time Warner, Inc. 9.13% 2013................................           1,000            1,128

                       Finance -- 4.7%
                       Advanta Corp., Series D 6.57% 2000..........................           1,325            1,316
                       Capital One Financial Corp. 7.13% 2008......................             500              459
                       Cei Citicorp Holdings SA 11.25% 2007#.......................             400              280
                       Chevy Chase Savings Bank 9.25% 2008.........................             500              502
                       Ford Motor Credit Co. 5.80% 2009............................             500              449
                       Fuji Bank Investment Preferred LLC 9.87% 2008#(1)...........             250              246
                       GS Escrow Corp. 7.13% 2005..................................             500              464
                       IBJ Preferred Capital Co., LLC 8.79% 2008#(1)...............             500              468
                       Newcourt Credit Group, Inc. 6.88% 2005#.....................             350              337
                       Ocwen Financial Corp. 11.88% 2003...........................             250              223
                       Providian National Bank 6.65% 2004..........................             500              475
                       Socgen Real Estate Co., LLC, Series A 7.64% 2007#(1)........             500              451
                       Tokai Preferred Capital Co., LLC 9.98% 2008#(1).............             250              251

                       Industrial -- 6.6%
                       Allegiance Corp. 7.00% 2026.................................             500              497
                       Allied Waste Industries, Inc. 10.00% 2009#..................             500              480
                       British Sky Broadcasting Group PLC 8.20% 2009#..............             500              489
                       Ceridian Corp. 7.25% 2004#..................................             500              493
                       Conoco, Inc. 6.35% 2009.....................................             250              236
                       Container Corp. of America 9.75% 2003.......................             500              507
                       Dayton Hudson Corp. 8.50% 2022..............................             500              512
                       Equistar Chemicals, LP 8.75% 2009#..........................             500              491
                       Freeport-McMoRan Copper & Gold, Inc. 7.20% 2026.............             500              314
                       Globo Comunicacoes Participacoes Ltd., Class B 10.50%
                         2006#.....................................................             220              163
                       Gruma SA de CV 7.63% 2007...................................             250              217
                       Horseshoe Gaming LLC 8.63% 2009#............................             500              480
                       Hyundai Semiconductor America, Inc. 8.63% 2007#.............             425              334
                       Inco Ltd. 9.60% 2022........................................             400              388
                       Omnipoint Corp. 11.63% 2006.................................             250              260
                       Oryx Energy Co. 9.50% 1999..................................           1,500            1,507
                       Owens Illinois, Inc. 8.10% 2007.............................             250              242

---------------------

                                                                                           PRINCIPAL
                                                                                             AMOUNT           VALUE
                                        BONDS & NOTES (CONTINUED)                        (IN THOUSANDS)   (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       CORPORATE BONDS (continued)
                       Industrial (continued)
                       Wharf International Finance Ltd. 7.63% 2007.................         $   500         $    445
                       Ziff Davis, Inc. 8.50% 2008.................................             250              239

                       Merchandising -- 0.8%
                       Penney (J.C.) Co., Inc. 7.95% 2017..........................             975              948

                       Recreation & Other Consumer Products -- 0.5%
                       Royal Caribbean Cruises Ltd. 7.00% 2007.....................             500              468
                       V2 Music Holdings PLC zero coupon 2008*#@(2)................             175               87
                                                                              (GBP)

                       Telecommunications -- 1.6%
                       Clearnet Communications, Inc. zero coupon 2008@.............           1,000              394
                                                                              (CAD)
                       Consorcio Ecuatoriano de Telecommunicaciones 14.00%
                         2002*#....................................................             250               88
                       Esat Telecom Group PLC zero coupon 2007*@...................             500              357
                       Nextel Communications, Inc. zero coupon 2008@...............           1,500            1,035
                       Nextel International, Inc. zero coupon 2008@................             300              150

                       Transportation -- 1.6%
                       Airplanes Pass Through Trust, Class C 8.15% 2019++*.........             489              462
                       Delta Air Lines, Inc. 10.50% 2016++.........................             500              586
                       Jet Equipment Trust, Class B 7.83% 2012#....................             450              446
                       United Airlines Pass Through Trust, Series 1996, Class A
                         7.87% 2019++..............................................             500              463
                                                                                                            ---------
                                                                                                              22,363
                                                                                                            ---------

                       U.S. GOVERNMENT & AGENCIES -- 0.2%
                       Government National Mortgage Association 8.50% 2029.........             269              278
                                                                                                            ---------

                       U.S. TREASURY -- 10.7%
                       3.63% Bonds 2002............................................           2,076            2,057
                       7.25% Bonds 2016............................................           2,000            2,155
                       7.50% Bonds 2016............................................           2,000            2,206
                       8.75% Bonds 2008............................................           2,500            2,727
                       6.50% Notes 2002............................................           1,000            1,016
                       6.63% Notes 2007............................................           1,000            1,026
                       7.25% Notes 2004............................................           2,000            2,101
                                                                                                            ---------
                                                                                                              13,288
                                                                                                            ---------
                       TOTAL BONDS & NOTES (cost $38,026)..........................                           36,088
                                                                                                            ---------
                                        WARRANTS -- 0.0%+                                    SHARES
                       -------------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 0.0%
                       Recreation & Other Consumer Products -- 0.0%
                       V2 Music Holdings PLC 4/15/08*#.............................             175                0
                                                                                                            ---------

                       SERVICES -- 0.0%
                       Telecommunications -- 0.0%
                       Esat Holdings Ltd. 2/01/07*#................................             500               45
                       Iridium World Communications, Inc. 7/15/05*#................             250                0
                                                                                                            ---------
                       TOTAL WARRANTS (cost $15)...................................                               45
                                                                                                            ---------
                       TOTAL INVESTMENT SECURITIES (cost $98,902)..................                          113,887
                                                                                                            ---------

                                                           ---------------------


                                                                                           PRINCIPAL
                                                                                             AMOUNT           VALUE
                                        SHORT-TERM INVESTMENTS -- 8.0%                   (IN THOUSANDS)   (IN THOUSANDS)
                       -------------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 8.0%
                       Associates Corp. of North America 5.53% due 9/01/99.........         $ 2,500         $  2,500
                       Coca-Cola Co. 5.25% due 9/24/99.............................             500              498
                       Coca-Cola Co. 5.30% due 9/13/99.............................           2,000            1,997
                       Heinz (H.J.) Co. 5.15% due 9/22/99..........................           1,200            1,196
                       Pfizer, Inc. 5.18% due 9/27/99..............................           1,000              996
                       Wal-Mart Stores, Inc. 5.11% due 9/09/99.....................           2,800            2,797
                                                                                                            ---------
                       TOTAL SHORT-TERM INVESTMENTS (cost $9,984)..................                            9,984
                                                                                                            ---------

                       TOTAL INVESTMENTS -- (cost $108,886)                   99.2%                       $123,871
                       Other assets less liabilities --                         0.8                          1,058
                                                                             ------                       ---------
                       NET ASSETS --                                         100.0%                       $124,929
                                                                             ======                       =========

              -----------------------------

              +    Non-income producing security

              ++ Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than stated maturity.

              *    Fair valued security; see Note 2

              #    Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (1)  Variable rate security; rate as of August 31, 1999

              (2) Bond issued as a part of a unit which includes an equity component

              ADR - American Depository Receipt

              CAD - Canadian Dollar

              GBP - Great British Pound

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    HIGH-YIELD BOND SERIES               INVESTMENT PORTFOLIO -- AUGUST 31, 1999
                                                                     (UNAUDITED)

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                          BONDS & NOTES -- 93.9%                      (IN THOUSANDS)    (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       CAPITAL EQUIPMENT -- 3.6%
                       Electronic Components -- 2.2%
                       Flextronics International Ltd. 8.75% 2007*..................      $   750           $   737
                       Zilog, Inc., Series B 9.50% 2005*...........................        1,000               910

                       Industrial Components -- 1.4%
                       Kappa Beheer BV 10.63% 2009*#...............................        1,000             1,058
                                                                              (EUR)
                                                                                                           --------
                                                                                                             2,705
                                                                                                           --------
                       CONSUMER GOODS -- 5.8%
                       Beverages & Tobacco -- 2.0%
                       Canandaigua Wine, Inc. 8.75% 2003*..........................          500               490
                       Delta Beverage Group, Inc. 9.75% 2003*......................        1,000             1,015

                       Food & Household Products -- 3.0%
                       Home Products International, Inc. 9.63% 2008................        1,750             1,540
                       Tekni-Plex, Inc., Series B 9.25% 2008*......................          750               728

                       Recreation & Other Consumer Products -- 0.8%
                       V2 Music Holdings PLC zero coupon 2008*#@(2)................        2,000               620
                                                                                                           --------
                                                                                                             4,393
                                                                                                           --------
                       CONSUMER SERVICES -- 0.3%
                       Retail -- 0.3%
                       Kmart Corp. 9.78% 2020......................................          250               256
                                                                                                           --------
                       ENERGY -- 0.2%
                       Energy Sources -- 0.2%
                       Kelley Oil & Gas Corp., Series B 10.38% 2006*...............          250               113
                                                                                                           --------
                       FINANCE -- 6.5%
                       Banking -- 2.2%
                       Florida Panthers Holdings, Inc. 9.88% 2009*.................          750               701
                       Fuji Bank Investment Preferred LLC 9.87% 2008#(1)...........        1,000               985

                       Financial Services -- 4.3%
                       DR Structured Finance Corp. 9.35% 2019*.....................          500               500
                       PTC International Finance BV zero coupon 2007@..............        1,000               730
                       Salton, Inc. 10.75% 2005....................................          500               514
                       United States Xchange LLC 15.00% 2008*......................        1,250             1,250
                       William Hill Finance PLC 10.63% 2008........................          157               257
                                                                              (GBP)
                                                                                                           --------
                                                                                                             4,937
                                                                                                           --------
                       MATERIALS -- 9.1%
                       Chemicals -- 1.3%
                       Key Plastics, Inc. 10.25% 2007..............................        1,000               960

                       Forest Products & Paper -- 4.6%
                       Container Corp. of America 9.75% 2003.......................        1,000             1,015
                       Pacifica Papers, Inc. 10.00% 2009#..........................        1,000             1,015
                       Packaging Corp. of America 9.63% 2009#......................          500               505
                       Paperboard Industries International, Inc. 8.38% 2007........        1,100             1,015

                                                           ---------------------

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                        BONDS & NOTES (CONTINUED)                     (IN THOUSANDS)    (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals -- 3.2%
                       Doe Run Resources Corp., Series B 11.25% 2005*..............      $ 1,500           $ 1,387
                       Kaiser Aluminum & Chemical Corp. 12.75% 2003................        1,000             1,015
                                                                                                           --------
                                                                                                             6,912
                                                                                                           --------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 1.9%
                       Foreign Government -- 1.9%
                       Republic of Argentina 11.38% 2017...........................          500               438
                       Republic of Venezuela 6.31% 2007(1).........................          405               291
                       United Mexican States 11.38% 2016...........................          700               731
                                                                                                           --------
                                                                                                             1,460
                                                                                                           --------
                       SERVICES -- 62.6%
                       Broadcasting & Publishing -- 21.5%
                       American Media Operations, Inc. 10.25% 2009#................        1,750             1,693
                       Chancellor Media Corp. 8.75% 2007...........................        1,000               975
                       Chancellor Media Corp. 9.38% 2004...........................          500               505
                       Charter Commerce Holdings LLC zero coupon 2011#@............        1,750             1,050
                       Comcast UK Cable Partners Ltd. zero coupon 2007@............        2,365             2,128
                       Fox Liberty Networks LLC zero coupon 2007@..................          575               448
                       Fox Liberty Networks LLC 8.88% 2007.........................        1,250             1,266
                       Gray Communications Systems, Inc. 10.63% 2006...............        1,500             1,582
                       Lenfest Communications, Inc. 8.25% 2008*....................          250               251
                       RBS Participacoes SA 11.00% 2007#...........................          500               356
                       Spectrasite Holdings, Inc. zero coupon 2009#@...............        2,250             1,136
                       Spectrasite Holdings, Inc. 12.00% 2008#.....................          750               413
                       STC Broadcasting, Inc. 11.00% 2007..........................        1,500             1,508
                       Sun Media Corp. 9.50% 2007..................................        1,475             1,519
                       Telemundo Holdings, Inc. zero coupon 2008@..................        1,000               530
                       Transwestern Publishing Co. 9.63% 2007......................          750               724
                       TVN Entertainment Corp. 14.00% 2008*#.......................          500               180

                       Business & Public Services -- 9.3%
                       Boyds Collection Ltd. 9.00% 2008............................          299               293
                       Graham Packaging Co., Series B 8.75% 2008...................        1,500             1,395
                       Integrated Health Services, Inc., Series A 9.25% 2008.......        1,750               525
                       Integrated Health Services, Inc., Series A 9.50% 2007.......        1,825               548
                       Mariner Health Group, Inc. 9.50% 2006.......................          610                49
                       Paracelsus Healthcare Corp. 10.00% 2006.....................        2,750             2,197
                       Printpack, Inc., Series B 10.63% 2006.......................        1,500             1,436
                       Protection One Alarm Monitoring Corp. 13.63% 2005@..........          650               585

                       Business Services -- 1.9%
                       Allied Waste Industries, Inc. 10.0% 2009#...................          750               720
                       Iron Mountain, Inc. 8.75% 2009..............................          500               471
                       Safety Kleen Services, Inc. 9.25% 2008*.....................          250               251

                       Cellular & Paging -- 4.5%
                       American Cellular Corp. 10.50% 2008.........................        1,750             1,811
                       Omnipoint Corp. 11.63% 2006.................................          750               780
                       Pagemart Nationwide, Inc. zero coupon 2005@(2)..............          250               235
                       Pagemart Wireless, Inc. zero coupon 2008*@..................        1,500               555

                       Leisure & Tourism -- 5.0%
                       AMF Bowling Worldwide, Inc. 10.88% 2006.....................        1,500             1,185
                       AMF Bowling Worldwide, Inc., Series B zero coupon 2006@.....          405               243
                       Boyd Gaming Corp. 9.50% 2007................................          250               246
                       Carmike Cinemas, Inc. 9.38% 2009............................          500               463
                       Horseshoe Gaming LLC 8.63% 2009#............................        1,250             1,200
                       Jupiters Ltd. 8.50% 2006#...................................          500               493

                       Telecommunications -- 19.7%
                       Avalon Cable Michigan, Inc. 9.38% 2008......................          750               750
                       Clearnet Communications, Inc. zero coupon 2008@.............        5,425             2,140
                                                                              (CAD)

---------------------

                                                                                        PRINCIPAL
                                                                                          AMOUNT            VALUE
                                        BONDS & NOTES (CONTINUED)                     (IN THOUSANDS)    (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       SERVICES (continued)
                       Telecommunications (continued)
                       Clearnet Communications, Inc. 11.75% 2007@..................      $ 1,000           $   455
                                                                              (CAD)
                       COLT Telecom Group 7.63% 2008...............................        1,000               533
                                                                              (EUR)
                       COLT Telecom Group PLC 8.88% 2007...........................        1,500               828
                                                                              (EUR)
                       Comunicacion Celular SA zero coupon 2005#@..................        1,000               590
                       Consorcio Ecuatoriano de Telecommunicaciones 14.00% 2002*...          500               175
                       Crown Castle International Corp. zero coupon 2007@..........        1,000               700
                       Crown Castle International Corp. zero coupon 2011#@*........          500               286
                       Dobson Communications Corp. 11.75% 2007.....................          750               791
                       Esat Telecom Group PLC zero coupon 2007@*...................        1,500             1,072
                       Esat Telecom Group PLC Series B 11.88% 2008.................          250               258
                       McCaw International Ltd. zero coupon 2007@..................        1,000               575
                       Nextel Communications, Inc. zero coupon 2007@...............          750               549
                       Nextel Communications, Inc. zero coupon 2007@...............        2,250             1,575
                       Nextel Communications, Inc. zero coupon 2008@...............          250               173
                       Nextlink Communications, Inc. 9.00% 2008....................          250               234
                       Time Warner Telecom, Inc. 9.75% 2008........................          500               508
                       Versatel Telecom International NV 11.88% 2009*..............          500               505
                                                                              (EUR)
                       Viatel, Inc. 11.15% 2008(2).................................          500               268
                                                                              (EUR)
                       Viatel, Inc. 11.25% 2008(2).................................        2,000             1,960

                       Transportation -- 0.7%
                       USAir, Inc. 10.38% 2013.....................................          500               533
                                                                                                           --------
                                                                                                            47,403
                                                                                                           --------
                       U.S. TREASURY -- 3.9%
                       7.25% Notes 2004............................................        2,810             2,951
                                                                                                           --------
                       TOTAL BOND & NOTES (cost $79,388)...........................                         71,130
                                                                                                           --------
                                        COMMON STOCK -- 1.0%                              SHARES
                       -----------------------------------------------------------------------------------------------
                       SERVICES -- 0.8%
                       Telecommunications -- 0.8%
                       Viatel, Inc.................................................       15,341               593
                                                                                                           --------
                       OTHER COMMON STOCK -- 0.2%..................................                            126
                                                                                                           --------
                       TOTAL COMMON STOCK (cost $1,458)............................                            719
                                                                                                           --------
                                        PREFERRED STOCK -- 0.8%
                       -----------------------------------------------------------------------------------------------
                       SERVICES -- 0.8%
                       Telecommunications -- 0.8%
                       Dobson Communications Corp. 12.25%+* (cost $645)............          743               639
                                                                                                           --------
                                        WARRANTS -- 0.2%+
                       -----------------------------------------------------------------------------------------------
                       CONSUMER GOODS -- 0.0%
                       Recreation & Other Consumer Products -- 0.0%
                       V2 Music Holdings PLC 04/15/08*#............................        2,000                 0
                                                                                                           --------

                                                           ---------------------

                                                                                                            VALUE
                                           WARRANTS (CONTINUED)                           SHARES        (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       SERVICES -- 0.2%
                       Broadcasting & Publishing -- 0.0%
                       TVN Entertainment Corp. 8/01/08*#...........................          500           $     0

                       Cellular & Paging -- 0.0%
                       Globalstar Telecommunications 2/15/04*......................          250                14

                       Telecommunications -- 0.2%
                       Cellnet Data Systems, Inc. 9/15/07*#........................        1,000                 9
                       Comunicacion Celular SA 11/15/03*#..........................        1,000                62
                       Esat Holdings Ltd. 2/01/07*#................................          500                45
                       McCaw International Ltd. 4/15/07*#..........................        1,000                 3
                       NTL, Inc. 10/14/08*#........................................          712                52
                                                                                                           --------
                       TOTAL WARRANTS (cost $81)...................................                            185
                                                                                                           --------
                       TOTAL INVESTMENT SECURITIES (cost $81,572)..................                         72,673
                                                                                                           --------
                                                                                        PRINCIPAL
                                                                                          AMOUNT
                                           SHORT-TERM SECURITIES -- 1.9%              (IN THOUSANDS)
                       -----------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 1.9%
                       Associates Corp. of North America 5.53% due 9/01/99 (cost
                         $1,460)...................................................      $ 1,460             1,460
                                                                                                           --------
                       TOTAL INVESTMENTS --
                         (cost $83,032)                                       97.8%                        $74,133
                       Other assets less liabilities --                        2.2                           1,650
                                                                            ------                         --------
                       NET ASSETS --                                         100.0%                        $75,783
                                                                            ======                         ========

              -----------------------------

              +   Non-income producing security

              *   Fair valued security; See Note 2

              #  Resale restricted to qualified institutional buyers

              @ Represents a zero-coupon bond which will convert to an interest-bearing security at a later date

              (1) Variable rate security; rate as of August 31, 1999

              (2) Bond issued as a part of a unit which includes an equity component

             OPEN FORWARD FOREIGN CURRENCY CONTRACTS
              ------------------------------------------------------------------

                                                                   GROSS UNREALIZED
                          CONTRACT           IN         DELIVERY     DEPRECIATION
                         TO DELIVER     EXCHANGE FOR      DATE      (IN THOUSANDS)
                       EUR    162,000   USD  172,470    11/22/99        $ (1)
                       EUR    583,000   USD  599,388    11/22/99          (2)
                       EUR    589,500   USD  627,166    11/24/99          (5)
                       EUR  1,000,000   USD  1,069,758  01/24/00         (23)
                       GBP    102,000   USD  164,135    09/20/99          (2)
                                                                        -----
                       Net Unrealized Depreciation..............        $(33)
                                                                        =====

              -----------------------------

                       CAD - Canadian Dollar       GBP - Great British Pound
                       EUR - Euro Dollar           USD - United States Dollar

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    U.S. GOVERNMENT/
    AAA-RATED SECURITIES SERIES          INVESTMENT PORTFOLIO -- AUGUST 31, 1999
                                                                     (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                          BOND & NOTES -- 98.5%                      (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       ASSET-BACKED SECURITIES -- 16.1%++
                       Green Tree Financial Corp., Series 1995-9, Class A5 6.80%
                         2027......................................................     $ 1,000          $   996
                       Nomura Asset Securities, Series 1998-D6, Class A1A 6.28%
                         2028......................................................       2,698            2,622
                       NPF XII, Inc., Series 1999-2, Class A 7.05% 2003*#..........       1,125            1,114
                       Peco Energy Transport Trust, Series 1999-A, Class A7 6.13%
                         2009......................................................         750              696
                       PP&L Transition Bond Co., LLC, Series 1999-1, Class A8 7.15%
                         2009......................................................         725              721
                       Structured Asset Securities Corp., Series 1998-RE1, Class 1
                         8.70% 2028#(1)............................................       1,509            1,536
                       Structured Asset Securities Corp., Series 1998-RF2, Class A
                         8.57% 2027#(1)............................................       2,982            3,003
                                                                                                         --------
                                                                                                          10,688
                                                                                                         --------
                       DEVELOPMENTAL AUTHORITIES -- 3.4%
                       Intermediate American Development Bank 8.88% 2009...........       2,000            2,280
                                                                                                         --------
                       FEDERAL AGENCY OBLIGATIONS -- 46.1%++
                       Federal Home Loan Bank 5.63% 2001...........................       1,000              993
                       Federal Home Loan Mortgage Corp. 5.13% 2008.................       1,700            1,498
                       Federal Home Loan Mortgage Corp. 6.50% 2009.................       2,000            1,938
                       Federal Home Loan Mortgage Corp. 8.00% 2012.................         343              348
                       Federal Home Loan Mortgage Corp. 9.00% 2021-2022............         455              476
                       Federal Home Loan Mortgage Corp. 9.50% 2016.................         369              388
                       Federal Home Loan Mortgage Corp. 11.88% 2013................           8                8
                       Federal Home Loan Mortgage Corp. 12.50% 2013................          70               77
                       Federal National Mortgage Association 5.50% 2014............       2,935            2,733
                       Federal National Mortgage Association 6.00% 2008-2013.......         993              938
                       Federal National Mortgage Association 6.50% 2011............       1,786            1,737
                       Federal National Mortgage Association 6.85% 2026*...........       1,255            1,121
                       Federal National Mortgage Association 7.00% 2012-2027.......       1,758            1,718
                       Federal National Mortgage Association 7.50% 2009............         588              593
                       Federal National Mortgage Association 11.50% 2029...........         193              215
                       Government National Mortgage Association 6.00% 2014-2029....       2,979            2,764
                       Government National Mortgage Association 6.50% 2013-2028....       1,724            1,668
                       Government National Mortgage Association 7.00% 2023-2029....       3,425            3,335
                       Government National Mortgage Association 7.50% 2022-2023....       2,091            2,082
                       Government National Mortgage Association 8.00% 2017-2023....       2,826            2,871
                       Government National Mortgage Association 8.50% 2016.........         135              140
                       Government National Mortgage Association 9.00% 2016-2017....         456              481
                       Government National Mortgage Association 9.50% 2009-2017....       2,267            2,412
                       Government National Mortgage Association 10.00% 2016........           9               10
                       Government National Mortgage Association 10.50% 2016........          74               82
                                                                                                         --------
                                                                                                          30,626
                                                                                                         --------
                       MORTGAGE-RELATED SECURITIES -- 17.1%++
                       Chase Commercial Mortgage Securities Corp., Series 1998-2,
                         Class A2 6.39% 2008.......................................         250              234
                       Commercial Mortgage Acceptance Corp., Series 1998-C1, Class
                         A1 6.23% 2007.............................................         463              448
                       Credit Suisse First Boston Mortgage, Series 1998-C1, Class
                         A1A 6.26% 2007............................................         690              668
                       DLJ Mortgage Acceptance Corp., Series 1996-CF2, Class A1B
                         7.29% 2021#...............................................       3,800            3,794

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                        BONDS & NOTES (CONTINUED)                    (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       MORTGAGE-RELATED SECURITIES (continued)
                       GMAC Commercial Mortgage Security, Inc., Series 1997-C1,
                       Class A3 6.87% 2007.........................................     $   250          $   243
                       Merrill Lynch Mortgage Investors, Inc., Series 1995-C3,
                         Class A2 6.82% 2025(1)....................................         500              495
                       Merrill Lynch Mortgage Investors, Inc., Series 1995-C3,
                         Class A3 7.06% 2025(1)....................................         500              494
                       Morgan (J.P.) Commercial Mortgage Finance Corp., Series
                         1995-C1, Class A2 7.42% 2010..............................       1,000              999
                       Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A2
                         6.48% 2030................................................         500              473
                       Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A2
                         6.53% 2031................................................         750              710
                       Mortgage Capital Funding, Inc., Series 1998-MC1, Class A1
                         6.42% 2007................................................       1,375            1,339
                       Norwest Asset Securities Corp., Series 1998-31, Class A1
                         6.25% 2014................................................         295              284
                       Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC
                         0.57% 2040*#(1)...........................................       1,242            1,175
                                                                                                         --------
                                                                                                          11,356
                                                                                                         --------
                       MUNICIPAL BONDS -- 1.4%
                       Puerto Rico Public Finance Corp., Series 1999-1, Class A
                         6.15% 2008*...............................................         963              935
                                                                                                         --------
                       U.S. TREASURY -- 14.4%
                       7.13% Bonds 2023............................................         600              650
                       8.88% Bonds 2017............................................       2,375            2,969
                       11.63% Bonds 2002...........................................       1,500            1,742
                       12.00% Bonds 2013...........................................       1,000            1,376
                       5.88% Notes 2002............................................         675              675
                       6.13% Notes 2007............................................         900              897
                       6.38% Notes 2000-2001.......................................       1,250            1,257
                                                                                                         --------
                                                                                                           9,566
                                                                                                         --------
                       TOTAL INVESTMENT SECURITIES (cost $67,693)..................                       65,451
                                                                                                         --------

                       SHORT-TERM SECURITIES -- 0.4%
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 0.4%
                       Associates Corp. of North America 5.53% due 9/01/99 (cost
                         $241).....................................................         241              241
                                                                                                         --------

                       TOTAL INVESTMENTS --
                         (cost $67,934)                                      98.9%                       $65,692
                       Other assets less liabilities --                       1.1                            753
                       ------                                                                            --------
                       NET ASSETS --                                        100.0%                       $66,445
                                                                            =====                        ========

              -----------------------------

                         ++  Pass-through securities are backed by a pool of mortgages or other loans on which principal payments are periodically
                             made. Therefore, the effective maturity is shorter than the stated maturity.
                          *  Fair valued security; see Note 2
                          #  Resale restricted to qualified institutional buyers
                        (1)  Variable rate security; rate as of August 31, 1999

                      See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    CASH MANAGEMENT SERIES               INVESTMENT PORTFOLIO -- AUGUST 31, 1999
                                                                     (UNAUDITED)

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                      SHORT-TERM SECURITIES -- 99.7%                 (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       CORPORATE SHORT-TERM NOTES -- 73.9%
                       Abbott Laboratories, Inc. 5.10% due 9/01/99.................     $ 2,500          $ 2,500
                       Alcoa, Inc. 5.30% due 10/14/99..............................       2,200            2,186
                       American Express Credit Corp. 5.15% due 9/16/99.............       2,600            2,594
                       American General Corp. 5.19% due 10/04/99...................       2,200            2,190
                       American Home Products Corp. 5.08% due 9/24/99..............       2,000            1,993
                       Ameritech Capital Funding Corp. 5.22% due 9/21/99...........       1,900            1,894
                       Bell Atlantic Network Funding Corp. 5.17% due 9/29/99.......       2,000            1,992
                       BellSouth Capital Funding Corp. 5.24% due 10/21/99..........       1,700            1,688
                       Bestfoods 5.13% due 9/22/99.................................       2,000            1,994
                       Campbell Soup Co. 5.07% due 9/14/99.........................         430              429
                       Campbell Soup Co. 5.10% due 10/01/99........................       1,800            1,792
                       CIT Group Holdings, Inc. 5.10% due 9/13/99..................       2,400            2,396
                       Coca-Cola Co. 5.07% due 9/23/99.............................       1,400            1,396
                       Colgate-Palmolive Co. 5.07% due 9/03/99.....................       2,000            1,999
                       du Pont (E.I.) de Nemours & Co. 5.19% due 10/06/99..........       2,500            2,487
                       Eastman Kodak Co. 5.14% due 9/24/99.........................       2,200            2,193
                       Electronic Data Systems Corp. 5.25% due 9/08/99.............       1,000              999
                       General Motors Acceptance Corp. 5.15% due 9/14/99...........       2,000            1,996
                       Gillette Co. 5.15% due 10/07/99.............................       2,500            2,487
                       Heinz (H.J.) Co. 5.15% due 9/23/99..........................       2,600            2,592
                       Hershey Foods Corp. 5.20% due 10/05/99......................       2,100            2,090
                       Hewlett Packard Co. 5.28% due 9/28/99.......................       2,000            1,992
                       Kimberly-Clark Corp. 5.28% due 10/13/99.....................       2,300            2,286
                       Lucent Technologies, Inc. 5.13% due 10/04/99................       2,200            2,190
                       Minnesota Mining & Manufacturing Co. 5.10% due 9/20/99......       2,319            2,313
                       Monsanto Co. 5.22% due 10/05/99.............................       1,000              995
                       Motorola, Inc. 5.23% due 9/30/99............................       2,000            1,992
                       Pfizer, Inc. 5.07% due 9/08/99..............................       1,900            1,898
                       Procter & Gamble Co. 5.10% due 9/01/99......................       2,000            2,000
                       SBC Communications, Inc. 5.08% due 9/09/99..................       2,100            2,098
                       Schering Corp. 5.28% due 10/06/99...........................       1,100            1,094
                       Wal-Mart Stores, Inc. 5.12% due 9/28/99.....................       2,200            2,192
                                                                                                         --------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $62,937).............                       62,937
                                                                                                         --------
                       FEDERAL AGENCY OBLIGATIONS -- 25.8%
                       Federal Home Loan Bank Discount Notes 5.15% due 10/13/99....       1,100            1,093
                       Federal Home Loan Bank Discount Notes 5.18% due 10/15/99....       3,200            3,180
                       Federal Home Loan Mortgage Discount Notes 5.01% due
                         9/20/99...................................................       4,550            4,538
                       Federal Home Loan Mortgage Discount Notes 5.02% due
                         9/09/99...................................................       1,000              999
                       Federal Home Loan Mortgage Discount Notes 5.02% due
                         9/20/99...................................................       2,100            2,094
                       Federal Home Loan Mortgage Discount Notes 5.03% due
                         9/02/99...................................................       1,200            1,200
                       Federal Home Loan Mortgage Discount Notes 5.11% due
                         10/08/99..................................................       2,000            1,989
                       Federal National Mortgage Association Discount Notes 4.94%
                         due 9/07/99...............................................       1,500            1,499
                       Federal National Mortgage Association Discount Notes 4.99%
                         due 9/27/99...............................................       1,500            1,495
                       Federal National Mortgage Association Discount Notes 5.00%
                         due 9/10/99...............................................       1,500            1,498
                       Federal National Mortgage Association Discount Notes 5.23%
                         due 10/25/99..............................................       1,300            1,290

                                                           ---------------------

                                                                                       PRINCIPAL
                                                                                         AMOUNT           VALUE
                                    SHORT-TERM SECURITIES (CONTINUED)                (IN THOUSANDS)   (IN THOUSANDS)
                       ---------------------------------------------------------------------------------------------
                       FEDERAL AGENCY OBLIGATIONS (continued)
                       Tennessee Valley Authority Discount Notes 4.95% due
                       9/07/99.....................................................     $ 1,100          $ 1,099
                                                                                                         --------
                       TOTAL FEDERAL AGENCY OBLIGATIONS (cost $21,974).............                       21,974
                                                                                                         --------
                       TOTAL SHORT-TERM SECURITIES (cost $84,911)..................                       84,911
                                                                                                         --------

                       TOTAL INVESTMENTS --
                       (cost $84,911)                                   99.7%                            $84,911
                       Other assets less liabilities --                  0.3                                 240
                                                                       -----                             --------
                       NET ASSETS --                                   100.0%                            $85,151
                                                                       =====                             ========

              -----------------------------

              See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF ASSETS AND LIABILITIES
    AUGUST 31, 1999 (UNAUDITED)

    (DOLLARS AND SHARES IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities at value*...........  $890,311     $195,197        $748,554       $113,887     $ 72,673      $65,451
   Short-term securities*....................    59,365       14,034         171,062          9,984        1,460          241
   Cash......................................        --           31              43             52            9            1
   Foreign Cash..............................        --           12              --             --           --           --
   Receivables for --
     Sales of investments....................     9,816           --              --            205           15           --
     Foreign currency contracts..............     3,460           --              --             --           --           --
     Dividends and accrued interest..........       237          579           1,514            808        1,766          538
     Fund shares sold........................        71            1              19            110            2          301
   Prepaid expenses..........................        10            2              12              2            1            1
                                               --------------------------------------------------------------------------------
                                                963,270      209,856         921,204        125,048       75,926       66,533
                                               --------------------------------------------------------------------------------
   LIABILITIES:
   Payables for --
     Purchases of investments................     5,817           --           5,125             --           --           --
     Foreign currency contracts..............     3,422           --              --             --           --           --
     Fund shares redeemed....................       529          147           1,196             46           49           34
     Due to custodian bank...................       497           --              --             --           --           --
     Advisory fees...........................       245          107             240             34           21           19
     Management fees.........................       163           42             160             22           14           12
   Other accrued expenses....................        33          110              59             17           26           23
   Unrealized depreciation on forward foreign
     currency contracts......................        --           --              --             --           33           --
                                               --------------------------------------------------------------------------------
                                                 10,706          406           6,780            119          143           88
                                               --------------------------------------------------------------------------------
   NET ASSETS:...............................  $952,564     $209,450        $914,424       $124,929     $ 75,783      $66,445
                                               ================================================================================
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........    21,753       14,243          31,678          9,740        7,647        6,671
   Net asset value per share.................  $  43.79     $  14.71        $  28.87       $  12.83     $   9.91      $  9.96
                                               ================================================================================
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................  $474,900     $137,608        $631,345       $ 98,780     $ 85,076      $68,309
   Accumulated undistributed net investment
     income..................................       898          201           8,753          2,223        4,137        2,262
   Accumulated undististributed net realized
     gain (loss) on investments and foreign
     currency................................   120,537        5,231         117,982          8,941       (4,498)      (1,884)
   Unrealized appreciation (depreciation) on
     investments.............................   356,229       66,404         156,344         14,985       (8,899)      (2,242)
   Unrealized foreign exchange gain (loss) on
     other assets and liablities.............        --            6              --             --          (33)          --
                                               --------------------------------------------------------------------------------
       Net Assets............................  $952,564     $209,450        $914,424       $124,929     $ 75,783      $66,445
                                               ================================================================================
   ---------------
   *Cost
     Investment Securities...................  $534,082     $128,793        $592,209       $ 98,902     $ 81,572      $67,693
                                               ================================================================================
     Short-term Securities...................  $ 59,365     $ 14,034        $171,063       $  9,984     $  1,460      $   241
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   ASSETS:
   Investment securities at value*...........   $    --
   Short-term securities*....................    84,911
   Cash......................................        98
   Foreign Cash..............................        --
   Receivables for --
     Sales of investments....................        --
     Foreign currency contracts..............        --
     Dividends and accrued interest..........        --
     Fund shares sold........................       479
   Prepaid expenses..........................         1
                                                ---------
                                                 85,489
                                                ---------
   LIABILITIES:
   Payables for --
     Purchases of investments................        --
     Foreign currency contracts..............        --
     Fund shares redeemed....................       276
     Due to custodian bank...................        --
     Advisory fees...........................        22
     Management fees.........................        15
   Other accrued expenses....................        25
   Unrealized depreciation on forward foreign
     currency contracts......................        --
                                                -------
                                                    338
                                                -------
   NET ASSETS:...............................   $85,151
                                                =======
   Shares of beneficial interest outstanding
     (unlimited shares authorized)...........     7,879
   Net asset value per share.................   $ 10.81
                                                =======
   COMPOSITION OF NET ASSETS:
   Capital paid in...........................   $83,550
   Accumulated undistributed net investment
     income..................................     1,602
   Accumulated undististributed net realized
     gain (loss) on investments and foreign
     currency................................        (1)
   Unrealized appreciation (depreciation) on
     investments.............................        --
   Unrealized foreign exchange gain (loss) on
     other assets and liablities.............        --
                                                -------
       Net Assets............................   $85,151
                                                =======
   ---------------
   *Cost
     Investment Securities...................   $    --
                                                =======
     Short-term Securities...................   $84,911
                                                =======

    See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY FUND
    STATEMENT OF OPERATIONS
    FOR THE SIX MONTHS ENDED AUGUST 31, 1999 (UNAUDITED)

    (DOLLARS IN THOUSANDS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest................................  $  2,072      $   582        $  4,250       $  1,770     $ 4,472       $2,506
     Dividends...............................     1,419        2,016           7,088            847          --           --
                                               --------------------------------------------------------------------------------
            Total income*....................     3,491        2,598          11,338          2,617       4,472        2,506
                                               --------------------------------------------------------------------------------
   Expenses:
     Advisory fees...........................     1,468          631           1,453            205         140          116
     Management fees.........................       979          251             969            137          94           77
     Custodian fees..........................       102          164             115             30          35           26
     Auditing and legal fees.................        14           15              14             11          12           12
     Reports to investors....................        11            6              11              3           4            4
     Trustees' fees..........................         7            2               7              1           1            1
     Other expenses..........................         8            2               8              1          --            1
                                               --------------------------------------------------------------------------------
            Total expenses before custody
              credits........................     2,589        1,071           2,577            388         286          237
            Custody credits earned on cash
              balances.......................        (3)          (1)             (2)            (1)         (3)          (1)
                                               --------------------------------------------------------------------------------
   Net investment income.....................       905        1,528           8,763          2,230       4,189        2,270
                                               --------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments...   120,805        5,276         117,986          8,944      (4,620)        (333)
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        --          (30)             --             (1)        131           --
   Change in unrealized appreciation/
     depreciation of investments.............     3,910       17,017         (49,080)        (2,199)     (2,312)      (2,325)
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................        --            6              --             --         (78)          --
                                               --------------------------------------------------------------------------------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......   124,715       22,269          68,906          6,744      (6,879)      (2,658)
                                               --------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............  $125,620      $23,797        $ 77,669       $  8,974     $(2,690)      $ (388)
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   NET INVESTMENT INCOME:
   Income:
     Interest................................   $1,841
     Dividends...............................       --
                                                ------
            Total income*....................    1,841
                                                ------
   Expenses:
     Advisory fees...........................      120
     Management fees.........................       80
     Custodian fees..........................       19
     Auditing and legal fees.................       12
     Reports to investors....................        4
     Trustees' fees..........................        1
     Other expenses..........................       --
                                                ------
            Total expenses before custody
              credits........................      236
            Custody credits earned on cash
              balances.......................       (1)
                                                ------
   Net investment income.....................    1,606
                                                ------
   REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND FOREIGN CURRENCIES:
   Net realized gain (loss) on investments...       (1)
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........       --
   Change in unrealized appreciation/
     depreciation of investments.............       --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................       --
                                                ------
   Net realized and unrealized gain (loss) on
     investments and foreign currencies......       (1)
                                                ------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS...............   $1,605
                                                ======

---------------
    * Net of foreign witholding taxes of $22; $247; $71, and $10 on Growth, International, Growth-income and Asset Allocation Series, respectively.

    See Notes to Financial Statements

---------------------

   O
---------------------

    ANCHOR PATHWAY
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE SIX MONTHS ENDED AUGUST 31, 1999 (UNAUDITED)

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                        U.S.
                                                                                                                     GOVERNMENT/
                                                                                             ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH     INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES        SERIES          SERIES         SERIES       SERIES       SERIES
   -----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income.....................  $     905     $  1,528        $   8,763      $  2,230     $  4,189     $  2,270
   Net realized gain (loss) on investments...    120,805        5,276          117,986         8,944       (4,620)        (333)
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........         --          (30)              --            (1)         131           --
   Change in unrealized appreciation/
     depreciation of investments.............      3,910       17,017          (49,080)       (2,199)      (2,312)      (2,325)
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................         --            6               --            --          (78)          --
                                               ---------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations...............    125,620       23,797           77,669         8,974       (2,690)        (388)
                                               ---------------------------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS
     PAID TO SHAREHOLDERS:
   Dividends from net investment income......     (3,520)      (5,485)         (20,340)       (6,450)     (12,930)      (6,130)
   Distributions from net realized gains on
     investments.............................   (242,808)     (27,757)        (233,900)      (22,292)      (2,960)          --
                                               ---------------------------------------------------------------------------------
   Total dividends and distributions paid to
     shareholders............................   (246,328)     (33,242)        (254,240)      (28,742)     (15,890)      (6,130)
                                               ---------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................     55,437       12,135           23,717         2,742       12,616        8,125
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................    246,328       33,242          254,240        28,742       15,890        6,130
   Cost of shares repurchased................   (135,813)     (31,003)        (101,072)      (16,587)     (25,391)     (16,573)
                                               ---------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................    165,952       14,374          176,885        14,897        3,115       (2,318)
                                               ---------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...     45,244        4,929              314        (4,871)     (15,465)      (8,836)
   NET ASSETS:
   Beginning of period.......................    907,320      204,521          914,110       129,800       91,248       75,281
                                               ---------------------------------------------------------------------------------
   End of period.............................  $ 952,564     $209,450        $ 914,424      $124,929     $ 75,783     $ 66,445
                                               =================================================================================
   ---------------
   Accumulated undistributed net investment
     income..................................  $     898     $    201        $   8,753      $  2,223     $  4,137     $  2,262
                                               =================================================================================
   Shares issued and repurchased:
     Sold....................................      1,015          742              624           172          986          742
     Issued in reinvestment of dividends and
       distributions.........................      5,723        2,331            8,734         2,255        1,591          620
     Repurchased.............................     (2,472)      (1,898)          (2,624)       (1,030)      (2,007)      (1,515)
                                               ---------------------------------------------------------------------------------
   Net increase (decrease)...................      4,266        1,175            6,734         1,397          570         (153)
                                               =================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income.....................  $  1,606
   Net realized gain (loss) on investments...        (1)
   Net realized foreign exchange gain (loss)
     on other assets and liabilities.........        --
   Change in unrealized appreciation/
     depreciation of investments.............        --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................        --
                                               --------
   Net increase (decrease) in net assets
     resulting from operations...............     1,605
                                               --------
   DIVIDENDS AND DISTRIBUTIONS
     PAID TO SHAREHOLDERS:
   Dividends from net investment income......    (4,180)
   Distributions from net realized gains on
     investments.............................        (2)
                                               --------
   Total dividends and distributions paid to
     shareholders............................    (4,182)
                                               --------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    89,544
   Proceeds from shares issued for
     reinvestment of dividends and
     distributions...........................     4,182
   Cost of shares repurchased................   (88,245)
                                               --------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................     5,481
                                               --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...     2,904
   NET ASSETS:
   Beginning of period.......................    82,247
                                               --------
   End of period.............................  $ 85,151
                                               ========
   ---------------
   Accumulated undistributed net investment
     income..................................  $  1,602
                                               ========
   Shares issued and repurchased:
     Sold....................................     8,004
     Issued in reinvestment of dividends and
       distributions.........................       388
     Repurchased.............................    (7,898)
                                               --------
   Net increase (decrease)...................       494
                                               ========

    See Notes to Financial Statements

                                                           ---------------------

   O
---------------------

    ANCHOR PATHWAY
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE PERIOD DECEMBER 1, 1998 THROUGH FEBRUARY 28, 1999#

    (DOLLARS AND SHARES IN THOUSANDS)

                                                                                                                       U.S.
                                                                                                                    GOVERNMENT/
                                                                                            ASSET      HIGH-YIELD    AAA-RATED
                                                GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION      BOND      SECURITIES
                                                SERIES       SERIES          SERIES         SERIES       SERIES       SERIES
   ----------------------------------------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)..............  $    769     $    (38)       $  3,745       $  1,164     $  2,277      $ 1,162
   Net realized gain on investments..........    43,357        3,365          41,842          3,184          607          202
   Net realized foreign exchange gain on
     other assets and liabilities............        --            5              --             --          112           --
   Change in unrealized appreciation/
     depreciation of investments.............    74,943       17,708          (4,264)        (2,522)      (2,631)      (1,597)
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................        --           (8)             --              3           24           --
                                               --------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from operations...............   119,069       21,032          41,323          1,829          389         (233)
                                               --------------------------------------------------------------------------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    27,772        8,280          14,357          3,124        7,120        7,030
   Cost of shares repurchased................   (75,876)     (18,554)        (57,564)        (9,222)     (16,322)     (11,201)
                                               --------------------------------------------------------------------------------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................   (48,104)     (10,274)        (43,207)        (6,098)      (9,202)      (4,171)
                                               --------------------------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...    70,965       10,758          (1,884)        (4,269)      (8,813)      (4,404)

   NET ASSETS:
   Beginning of period.......................   836,355      193,763         915,994        134,069      100,061       79,685
                                               --------------------------------------------------------------------------------
   End of period.............................  $907,320     $204,521        $914,110       $129,800     $ 91,248      $75,281
                                               ================================================================================
   ---------------
   Accumulated undistributed net investment
     income..................................  $  3,513     $  4,158        $ 20,330       $  6,443     $ 12,878      $ 6,122
                                               ================================================================================
   Shares issued and repurchased:
     Sold....................................       541          549             393            202          551          633
     Repurchased.............................    (1,503)      (1,229)         (1,584)          (597)      (1,270)      (1,010)
                                               --------------------------------------------------------------------------------
   Net increase (decrease)...................      (962)        (680)         (1,191)          (395)        (719)        (377)
                                               ================================================================================


                                                  CASH
                                               MANAGEMENT
                                                 SERIES
   ------------------------------------------  ----------
   OPERATIONS:
   Net investment income (loss)..............   $   761
   Net realized gain on investments..........         1
   Net realized foreign exchange gain on
     other assets and liabilities............        --
   Change in unrealized appreciation/
     depreciation of investments.............        --
   Change in unrealized foreign exchange
     gain/loss on other assets and
     liabilities.............................        --
                                               --------
   Net increase (decrease) in net assets
     resulting from operations...............       762
                                               --------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold.................    65,150
   Cost of shares repurchased................   (47,491)
                                               --------
   Net increase (decrease) in net assets
     resulting from capital share
     transactions............................    17,659
                                               --------
   TOTAL INCREASE (DECREASE) IN NET ASSETS...    18,421
   NET ASSETS:
   Beginning of period.......................    63,826
                                               --------
   End of period.............................   $82,247
                                               ========
   ---------------
   Accumulated undistributed net investment
     income..................................   $ 4,176
                                               ========
   Shares issued and repurchased:
     Sold....................................     5,878
     Repurchased.............................    (4,287)
                                               --------
   Net increase (decrease)...................     1,591
                                               ========

---------------
    # The Fund changed its fiscal year end from November 30 to February 28.

    See Notes to Financial Statements

---------------------

   O
---------------------

ANCHOR PATHWAY FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Anchor Pathway Fund (the "Fund") is a Massachusetts Business Trust. Its Agreement and Declaration of Trust permits the issuance of an unlimited number of shares ($.01 par value per share) of beneficial interest in seven separate series, with shares of each series representing an interest in a separate portfolio of assets and operating as a distinct fund. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are offered only to Variable Separate Accounts, a separate account of Anchor National Life Insurance Company which offers annuity contracts.

The investment objectives for each series are as follows:

The GROWTH SERIES seeks growth of capital by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for appreciation.

The INTERNATIONAL SERIES seeks long-term growth of capital by investing primarily in common stocks or securities with common stock characteristics of issuers that are domiciled outside the U.S., including those domiciled in developing countries.

The GROWTH-INCOME SERIES seeks growth of capital and income by investing primarily in common stocks or securities with common stock characteristics that demonstrate the potential for solid growth and dividends.

The ASSET ALLOCATION SERIES seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term by investing in a diversified portfolio of common stocks, bonds and money market instruments.

The HIGH YIELD BOND SERIES seeks high current income with capital appreciation as a secondary objective by investing primarily in intermediate and long-term corporate debt obligations, with emphasis on higher yielding, higher risk, lower rated or unrated corporate securities, which are commonly known as "junk bonds."

The U.S. GOVERNMENT/AAA-RATED SECURITIES SERIES seeks high current income consistent with prudent investment risk and preservation of capital by investing primarily in a combination of securities issued or guaranteed by the U.S. Government (i.e., backed by the full faith and credit of the U.S.) and other debt securities rated in the highest rating category (or that are determined to be of comparable quality by the investment adviser).

The CASH MANAGEMENT SERIES seeks high current yield while preserving capital by investing in high quality money market instruments.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service or a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange the Fund uses the exchange that is the primary market for the security. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Trustees.

                                                           ---------------------

FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar.

  The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at fiscal year-end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

  Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund does not amortize premiums or accrete discounts on fixed income securities, other than short-term securities, except those original issue discounts for which amortization is required for federal income tax purposes; gains and losses realized upon the sale of such securities are based on their identified cost. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes at various rates.

  Common expenses incurred by the Fund are allocated among the series based upon their relative net asset values or other appropriate allocation methods. In all other respects, expenses are charged to each series as incurred on a specific identification basis.

  The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income/loss, net realized gain/loss, and net assets are not affected.

  For the period December 1, 1998 through February 28, 1999, the reclassification arising from book/tax differences primarily related to tax adjustments on passive foreign investment companies sold and book/tax characterization of foreign currency transactions, market discount and paydown gains/losses. The reclassifications resulted in increases (decreases) to the components of net assets as follows (dollars in thousands):

                                                                ACCUMULATED     ACCUMULATED
                                                               UNDISTRIBUTED   UNDISTRIBUTED     PAID
                                                               NET REALIZED    NET INVESTMENT     IN
                                                                GAIN/(LOSS)    INCOME/(LOSS)    CAPITAL
                                                                   --------------------------------
Growth Series...............................................       $   1            $ --          $(1)
International Series........................................        (826)            826           --
Growth-Income Series........................................          --              --           --
Asset Allocation Series.....................................          --              --           --
High-Yield Bond Series......................................        (130)            130           --
U.S. Government/AAA-Rated Securities Series.................          31             (31)          --
Cash Management Series......................................          --              --           --

3. OPERATING POLICIES:

FORWARD FOREIGN CURRENCY CONTRACTS: Certain series may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records either realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

---------------------

4. FEDERAL INCOME TAXES: It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for tax purposes, including short-term securities at August 31, 1999, were as follows (dollars in thousands):

                                                                                        NET
                                                           AGGREGATE    AGGREGATE    UNREALIZED
                                                           UNREALIZED   UNREALIZED      GAIN        COST OF     CAPITAL LOSS
                                                              GAIN        (LOSS)       (LOSS)     INVESTMENTS   CARRYOVER*+
                                                           -----------------------------------------------------------------
    Growth Series........................................   $398,355     $(42,091)    $356,264     $593,412        $--
    International Series.................................     70,192       (3,788)      66,404      142,827        --
    Growth-Income Series.................................    199,217      (42,791)     156,426      763,190        --
    Asset Allocation Series..............................     20,417       (5,432)      14,985      108,886        --
    High-Yield Bond Series...............................      1,467      (10,366)      (8,899)      83,032        --
    U.S. Government/AAA-Rated Securities Series*.........        357       (2,497)      (2,140)      67,832         1,549
    Cash Management Series...............................     --           --           --           84,911        --


                                                           CAPITAL LOSS
                                                             UTILIZED
    Growth Series........................................     -$-
    International Series.................................     --
    Growth-Income Series.................................     --
    Asset Allocation Series..............................     --
    High-Yield Bond Series...............................     --
    U.S. Government/AAA-Rated Securities Series*.........       216
    Cash Management Series...............................     --

---------------
  * Expire 2005
  + Net capital loss carryover reported as of February 28, 1999, which are available to the extent provided in regulations to offset future capital gains. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

5. BUSINESS MANAGER AND INVESTMENT ADVISER: SunAmerica Asset Management Corp. (the "Business Manager"), pursuant to a business management agreement, manages the business affairs and the administration of the Fund. For providing these services, the Business Manager receives a monthly fee which is accrued daily based on the average net assets of each series of the Fund. Except for the International Series, the Business Manager fee accrues at the annual rate of
 .24% on that portion of each series' average daily net assets not exceeding $30,000,000 and .20% on that portion of the series' average daily net assets in excess of $30,000,000. The Business Manager fee for the International Series accrues at the annual rate of .24% on the series' average daily net assets.

  Advisory fees paid to Capital Research and Management Company (the "Investment Adviser") are based on the net assets of each series at the following annual rates: .36% on that portion of each series' (except for the International Series) average daily net assets not exceeding $30,000,000 and .30% on that portion of the series' average net assets in excess of $30,000,000. The advisory fee for the International Series accrues at the annual rate of .66% on that portion of the series' average daily net assets not exceeding $60,000,000 and
 .58% on that portion of the series' average daily net assets in excess of $60,000,000.

6. PURCHASES AND SALES OF SECURITIES: Information with respect to purchases and sales of long-term securities (dollars in thousands) for the six months ended August 31, 1999, were as follows:

                                                                                                   ASSET
                                                       GROWTH    INTERNATIONAL   GROWTH-INCOME   ALLOCATION   HIGH-YIELD
                                                       SERIES       SERIES          SERIES         SERIES     BOND SERIES
                                                      -------------------------------------------------------------------
       Purchases of portfolio securities............  $149,480      $20,468        $136,338       $22,795       $18,585
       Sales of portfolio securities................   206,725       23,052         217,813        34,229        24,665
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......        --           --              --         2,124         2,976
       Sales of U.S. government securities..........     1,146           --              --         2,375         2,317

                                                         U.S.
                                                      GOVERNMENT/
                                                       AAA-RATED       CASH
                                                      SECURITIES    MANAGEMENT
                                                        SERIES        SERIES
                                                      -------------------------------------------------------------------
       Purchases of portfolio securities............    $ 1,233     $       --
       Sales of portfolio securities................      4,443             --
       U.S. government securities excluded above
         were as follows:
       Purchases of U.S. government securities......     21,016             --
       Sales of U.S. government securities..........     17,260             --

7. TRANSACTIONS WITH AFFILIATES: The following series incurred brokerage commissions (dollars in thousands) with an affiliated broker:

                                                                         FSC
                                                                      SECURITIES
                                                                        CORP.
                                                                      ----------
        Asset Allocation Series.....................................      $1

                                                           ---------------------

   O
---------------------

ANCHOR PATHWAY FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                                  NET REALIZED      TOTAL      DIVIDENDS     DIVIDENDS
                        NET ASSET      NET        & UNREALIZED       FROM       DECLARED     FROM NET     NET ASSET
                          VALUE      INVEST-      GAIN (LOSS)      INVEST-      FROM NET     REALIZED       VALUE
       PERIOD           BEGINNING      MENT            ON            MENT      INVESTMENT     GAIN ON      END OF      TOTAL
        ENDED           OF PERIOD    INCOME@      INVESTMENTS     OPERATIONS     INCOME     INVESTMENTS    PERIOD     RETURN*
-----------------------------------------------------------------------------------------------------------------------------
                                                        Growth Series
             11/30/95    $34.08       $0.25          $12.02         $12.27       $(0.20)      $ (2.65)     $43.50      37.93%
             11/30/96     43.50        0.18            5.10           5.28        (0.28)        (6.22)      42.28      14.02
             11/30/97     42.28        0.18            8.30           8.48        (0.21)        (6.73)      43.82      23.78
             11/30/98     43.82        0.15           10.18          10.33        (0.20)        (8.62)      45.33      25.21
              2/28/99#    45.33        0.04            6.52           6.56           --            --       51.89      14.47
              8/31/99(1)   51.89       0.05            7.01           7.06        (0.22)       (14.94)      43.79      14.11

                                                    International Series
             11/30/95    $13.26       $0.26          $ 1.11         $ 1.37       $(0.23)      $ (0.50)     $13.90      11.18%
             11/30/96     13.90        0.22            2.46           2.68        (0.46)        (0.31)      15.81      20.03
             11/30/97     15.81        0.17            1.78           1.95        (0.27)        (1.22)      16.27      13.15
             11/30/98     16.27        0.22            2.31           2.53        (0.27)        (4.44)      14.09      14.56
              2/28/99#    14.09          --            1.56           1.56           --            --       15.65      11.07
              8/31/99(1)   15.65       0.12            1.70           1.82        (0.46)        (2.30)      14.71      12.19

                                                    Growth-Income Series
             11/30/95    $26.46       $0.71          $ 7.46         $ 8.17       $(0.76)      $ (2.23)     $31.64      33.47%
             11/30/96     31.64        0.67            5.87           6.54        (0.77)        (2.10)      35.31      21.88
             11/30/97     35.31        0.66            6.91           7.57        (0.75)        (5.10)      37.03      24.62
             11/30/98     37.03        0.62            4.91           5.53        (0.71)        (6.80)      35.05      15.07
              2/28/99#    35.05        0.15            1.45           1.60           --            --       36.65       4.56
              8/31/99(1)   36.65       0.35            2.84           3.19        (0.88)       (10.09)      28.87       8.46

                                                   Asset Allocation Series
             11/30/95    $12.62       $0.55          $ 3.16         $ 3.71       $(0.68)      $ (0.38)     $15.27      31.01%
             11/30/96     15.27        0.56            2.17           2.73        (0.63)        (1.14)      16.23      19.34
             11/30/97     16.23        0.55            2.00           2.55        (0.63)        (1.65)      16.50      17.86
             11/30/98     16.50        0.55            0.98           1.53        (0.61)        (2.08)      15.34       9.28
              2/28/99#    15.34        0.14            0.08           0.22           --            --       15.56       1.43
              8/31/99(1)   15.56       0.27            0.81           1.08        (0.85)        (2.96)      12.83       7.07

                                                   High-Yield Bond Series
             11/30/95    $13.05       $1.26          $ 0.99         $ 2.25       $(1.56)      $ (0.13)     $13.61      18.97%
             11/30/96     13.61        1.21            0.56           1.77        (1.53)           --       13.85      14.05
             11/30/97     13.85        1.19            0.44           1.63        (1.43)           --       14.05      12.76
             11/30/98     14.05        1.22           (0.73)          0.49        (1.39)        (0.32)      12.83       3.22
              2/28/99#    12.83        0.31           (0.25)          0.06           --            --       12.89       0.47
              8/31/99(1)   12.89       0.60           (1.02)         (0.42)       (2.09)        (0.47)       9.91      (3.38)

                                         U.S. Government/AAA-Rated Securities Series
             11/30/95    $11.53       $0.86          $ 0.85         $ 1.71       $(1.20)      $ (0.06)     $11.98      15.95%
             11/30/96     11.98        0.80           (0.21)          0.59        (1.06)           --       11.51       5.49
             11/30/97     11.51        0.76           (0.14)          0.62        (1.03)           --       11.10       6.09
             11/30/98     11.10        0.68            0.23           0.91        (0.94)           --       11.07       8.70
              2/28/99#    11.07        0.17           (0.21)         (0.04)          --            --       11.03      (0.36)
              8/31/99(1)   11.03       0.35           (0.43)         (0.08)       (0.99)           --        9.96      (0.62)

                                                   Cash Management Series
             11/30/95    $11.47       $0.61          $ 0.01         $ 0.62       $(0.44)      $    --      $11.65       5.53%
             11/30/96     11.65        0.55              --           0.55        (0.82)           --       11.38       4.94
             11/30/97     11.38        0.54            0.01           0.55        (0.62)           --       11.31       5.03
             11/30/98     11.31        0.54              --           0.54        (0.83)           --       11.02       5.04
              2/28/99#    11.02        0.12              --           0.12           --            --       11.14       1.09
              8/31/99(1)   11.14       0.24              --           0.24        (0.57)           --       10.81       2.19

                                                 RATIO OF NET
                       NET ASSETS    RATIO OF     INVESTMENT
                         END OF      EXPENSES       INCOME      PORTFOLIO
       PERIOD            PERIOD     TO AVERAGE    TO AVERAGE    TURNOVER
        ENDED           (000'S)     NET ASSETS    NET ASSETS      RATE
---------------------  --------------------------------------------------
                                         Growth Series
             11/30/95   $897,275       0.55%          0.65%       23.72%
             11/30/96    813,164       0.55           0.46        25.51
             11/30/97    801,230       0.54           0.44        29.01
             11/30/98    836,355       0.54           0.34        32.37
              2/28/99    907,320       0.55+          0.34+        5.75
              8/31/99    952,564       0.53+          0.19+       17.15
             11/30/95   $228,134       1.05%          1.95%       16.79%
             11/30/96    249,144       1.02           1.56        44.94
             11/30/97    223,337       1.04           0.99        47.45
             11/30/98    193,763       1.03           1.50        60.19
              2/28/99    204,521       1.05+         (0.08)+       5.28
              8/31/99    209,450       1.02+          1.46+       11.29
             11/30/95   $882,143       0.55%          2.52%       18.81%
             11/30/96    919,356       0.55           2.07        23.72
             11/30/97    950,432       0.54           1.88        30.06
             11/30/98    915,994       0.54           1.76        32.42
              2/28/99    914,110       0.55+          1.63+        7.57
              8/31/99    914,424       0.54+          1.82+       17.36
             11/30/95   $153,608       0.59%          4.04%       53.58%
             11/30/96    153,060       0.58           3.74        40.97
             11/30/97    155,446       0.59           3.49        39.14
             11/30/98    134,069       0.58           3.56        31.43
              2/28/99    129,800       0.62+          3.57+        9.77
              8/31/99    124,929       0.59+          3.42+       21.06
             11/30/95   $146,590       0.59%          9.66%       31.64%
             11/30/96    131,337       0.58           9.09        36.99
             11/30/97    118,670       0.61           8.68        64.49
             11/30/98    100,061       0.60           9.18        78.82
              2/28/99     91,248       0.67+          9.61+       12.05
              8/31/99     75,783       0.65+          9.56+       26.80
             11/30/95   $134,938       0.59%          7.49%       43.43%
             11/30/96    108,852       0.59           7.03        17.12
             11/30/97     81,609       0.63           6.93        46.17
             11/30/98     79,685       0.63           6.20       163.75
              2/28/99     75,281       0.70+          6.08+       29.54
              8/31/99     66,445       0.66+          6.36+       31.60
             11/30/95   $100,872       0.58%          5.32%          --%
             11/30/96     89,236       0.58           4.81           --
             11/30/97     69,226       0.63           4.87           --
             11/30/98     63,826       0.63           4.91           --
              2/28/99     82,247       0.69+          4.40+          --
              8/31/99     85,151       0.64+          4.34+          --

---------------

@  Calculated based upon average shares outstanding

* Total return is not annualized and does not reflect expenses that apply to the separate accounts of Anchor National Life Insurance Company. If such expenses had been included, total return would have been lower for each period presented.

#  The Series changed its fiscal year end from November 30 to February 28.

+   Annualized
(1) Unaudited

See Notes to Financial Statements

---------------------

[SUN AMERICA LOGO]
        Anchor National Life Insurance Company
        1 SunAmerica Center
        Los Angeles, California 90067-6022

        ADDRESS SERVICE REQUESTED

P-1064 (R 10/99)

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